         McMorgan
              Funds






         Semi-Annual Report
         [GRAPHIC OMITTED]

         December 31, 2002
         -------------------------------
         Principal Preservation Fund
         Intermediate Fixed Income Fund
         Fixed Income Fund
         Balanced Fund
         Equity Investment Fund







         The McMorgan Funds are offered by NYLIFE Distributors Inc., 169 Lackawanna Avenue, Parsippany, NJ 07054.

Dear Shareholder:

In an uncertain market environment, there is one thing McMorgan Funds shareholders can count on -- our commitment to providing consistent, disciplined investment strategies that look to outperform benchmarks over time.

Our long-term approach is a key element of our investment strategy. While many mutual funds make choices based on yesterday's headlines, the McMorgan Funds look to the future when managing shareholder investments. By eliminating emotional responses to market volatility and emphasizing a long-term focus, we provide sensible mutual fund choices that are poised to participate in future market gains while shielding shareholders from unnecessary risks.

This straight-forward style of investing may not excite aggressive investors, but is quite popular with shareholders looking for a steady, market-oriented approach that emphasizes risk control.

Since our 1994 inception, McMorgan Funds has stayed true to our investment strategies, providing our shareholders the comfort of knowing their interests always come first. Thank you for your continuing confidence in McMorgan Funds.


/s/ Terry A. O'Toole
---------------------------
Terry A. O'Toole
Chairman of the Board

                                                                          Review

The equity market experienced yet another year of negative performance in 2002, marking the first time since World War II that there has been three consecutive years of negative stock market returns. Investors' lack of confidence in Corporate America played a part in the downturn, as did the looming potential of war with Iraq. For the 12 month period ending December 31, 2002, the S&P 500 was down -22.10% compared to -25.79% for the McMorgan Equity Investment Fund (Class McMorgan).

The fixed income market garnered strong returns in 2002 due to a weak economy and equity market, and the continued easing of short-term interest rates. The Lehman Gov't/Credit composite returned 11.04% and the McMorgan Intermediate Fixed Income and Fixed Income Funds (Class McMorgan) participated in the market, returning 7.90% and 10.93% respectively. The McMorgan Balanced Fund (Class McMorgan), which held approximately 60% stocks and 40% bonds for the year, returned -11.95%.

The easing of short term rates by the Federal Reserve also had a significant effect on the McMorgan Principal Preservation Fund. During the last 12 months, the 7-day current yield dropped from 2.05% to 1.35%. This historically low yield will impact those relying on short term investments to provide income.

A portfolio well diversified across asset classes proved to be of great benefit to long-term investors once again in 2002. The average annual return since inception (period ended 12/31/2002) of both the McMorgan Balanced and Equity Investment Funds was 8.96%. Although it had an identical return, the Balanced Fund had better price stability when compared to the Equity Investment Fund. Stocks and bonds do not always have the same returns. By holding fixed income investments, a portfolio is not totally exposed to the volatility of the stock market.

----------
Past performance is not a guarantee of future results. Shares, when redeemed, may be more or less than their original cost.

S&P 500 is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use. Standard & Poor's does not sponsor, endorse, sell or promote the Funds or represent the advisability of investing in the Funds. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

The Lehman Brothers Govt./Credit and Intermediate Govt./Credit indices include issues of the U.S. Government and agencies thereof, as well as fixed rate debt issues that are rated investment grade by Moody's, S&P, or Fitch, in that order, with at least one year to maturity.

                                                                         Outlook

The economy continues to slowly recover from the recession that began in 2000. Gross Domestic Product (GDP) is anticipated to grow in the 2-3% range, driven primarily by a gradual upturn in business activity.

Given the potential for economic recovery, the current low level of interest rates is probably unsustainable. The prospect of controlled inflation, however, argues against any significant near term rise in interest rates. A potential risk to this scenario is a stimulative monetary policy by the Federal Reserve that may ignite inflationary concerns.

In the fixed income market, short and intermediate Treasury securities remain relatively unattractive. Attractive opportunities do exist in mortgage-backed securities and in corporate bonds, where yield spreads are above historic norms. Fixed income portfolios are postured to capture these opportunities with well-diversified holdings in these higher yielding securities.

At current levels, the long-term return potential for stocks appears more attractive than that of bonds. Nonetheless, the path to higher stock prices will be uneven at best. Corporate earnings are starting to recover from their recessionary lows, but at a modest pace. Competition remains intense, and earnings will be driven via increased productivity, cost cutting and improving demand. Valuations, although no longer excessive given the sell off in the equity market, are still not cheap.

Going forward, the recovering economy and the prospect of improved corporate profitability should lead to improved returns. The McMorgan equity portfolio continues to emphasize broad diversification of holdings in high quality, large capitalization stocks. Slightly above market exposure is being maintained in multinational technology, capital goods, healthcare, and financial services companies.

The key to effective portfolio management is to emphasize both return potential and risk control. McMorgan Funds practices risk control by strictly adhering to the principles of diversification and the continuous review of portfolio characteristics versus predetermined measures and benchmark levels. Our risk control measures limit exposure to uncompensated risks but doesn't protect against loss in case of benchmark declines.

                                                     Principal Preservation Fund
                                                               December 31, 2002

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 65% of the portfolio. The 7-day current yield and 30-day yield as of December 31, 2002 were 1.35% and 1.37% respectively.

    Diversification                Credit Quality               Maturity

Bonds                   3%        Baa            3%         16-30 days    18%
Repurchase Agreement    1%        A-2/P-1        1%         91+ days      37%
Government             65%        Government    65%         1-15 days     24%
Commercial Paper       31%        A-1/P-1       31%         31-90 days    21%


Average Annual Return (%)
                                    7-Day Current       One        Three        Five        Since
                                       Yield            Year       Years        Years     Inception*
                                       -----            ----       -----        -----     ----------
McMorgan Principal Preservation Fund    1.35            1.58        3.97         4.42        4.79

--------------------------------------------------------------------------------
                           Principal Preservation Fund
          7-Day Current Yield (%) December 31, 2001 - December 31, 2002

                          12/31/2001       2.05
                           1/31/2002       1.68
                           2/28/2002       1.59
                           3/31/2002       1.63
                           4/30/2002       1.63
                           5/31/2002       1.57
                           6/30/2002       1.59
                           7/31/2002       1.57
                           8/31/2002       1.52
                           9/30/2002       1.53
                          10/31/2002       1.53
                          11/30/2002       1.44
                          12/31/2002       1.35

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Yields will fluctuate. The 7-Day current yield more closely reflects the current earnings of the Fund than the total return. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* The Fund's inception date was July 13, 1994.

                                                  Intermediate Fixed Income Fund
                                                               December 31, 2002

This Fund emphasizes high quality and diversification. Government bonds and Aaa-rated bonds represent 67% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 4.64 years seeks to limit sensitivity to interest rate changes.

                                                            NASDAQ Symbol: MCMNX

    Diversification              Bond Quality                 Maturity

    Cash          3%           Baa           5%           Short-term    9%
    Mortgage     36%           Aaa          41%           1-5 years    51%
    Corporate    35%           Government   26%           5-10 years   40%
    Government   26%           A            17%
                               Aa           11%

Average Annual Returns* (%)
                                                                One        Three        Five        Since
                                                                Year       Years        Years     Inception**
                                                                ----       -----        -----     -----------
McMorgan Intermediate Fixed Income Fund                         7.90        8.57         6.58        6.96
McMorgan Intermediate Fixed Income Fund (Class Z)***            7.64         N/A          N/A        6.60
Lehman Brothers Intermediate Govt./Credit Index                 9.84        9.64         7.48        7.58

--------------------------------------------------------------------------------
                         Intermediate Fixed Income Fund

                   McMorgan Intermediate         Lehman Brothers Intermediate
                     Fixed Income Fund               Government/Credit Index
                     -----------------               -----------------------
  7/14/1994                  $10,000                         $10,000
  7/31/1994                  $10,050                         $10,073
  8/31/1994                  $10,046                         $10,105
  9/30/1994                   $9,969                         $10,012
 10/31/1994                   $9,965                         $10,011
 11/30/1994                   $9,921                          $9,966
 12/31/1994                   $9,957                         $10,000
  1/31/1995                  $10,122                         $10,169
  2/28/1995                  $10,350                         $10,380
  3/31/1995                  $10,398                         $10,439
  4/30/1995                  $10,518                         $10,567
  5/31/1995                  $10,849                         $10,887
  6/30/1995                  $10,918                         $10,960
  7/31/1995                  $10,914                         $10,961
  8/31/1995                  $11,003                         $11,060
  9/30/1995                  $11,078                         $11,140
 10/31/1995                  $11,210                         $11,264
 11/30/1995                  $11,344                         $11,411
 12/31/1995                  $11,445                         $11,531
  1/31/1996                  $11,540                         $11,630
  2/29/1996                  $11,401                         $11,494
  3/31/1996                  $11,340                         $11,436
  4/30/1996                  $11,320                         $11,396
  5/31/1996                  $11,302                         $11,386
  6/30/1996                  $11,420                         $11,507
  7/31/1996                  $11,461                         $11,542
  8/31/1996                  $11,463                         $11,551
  9/30/1996                  $11,617                         $11,711
 10/31/1996                  $11,828                         $11,919
 11/30/1996                  $11,983                         $12,076
 12/31/1996                  $11,916                         $11,999
  1/31/1997                  $11,957                         $12,046
  2/28/1997                  $11,965                         $12,068
  3/31/1997                  $11,880                         $11,985
  4/30/1997                  $12,018                         $12,125
  5/31/1997                  $12,123                         $12,226
  6/30/1997                  $12,236                         $12,337
  7/31/1997                  $12,507                         $12,588
  8/31/1997                  $12,431                         $12,525
  9/30/1997                  $12,582                         $12,670
 10/31/1997                  $12,760                         $12,811
 11/30/1997                  $12,744                         $12,839
 12/31/1997                  $12,859                         $12,942
  1/30/1998                  $13,033                         $13,111
  2/27/1998                  $13,016                         $13,101
  3/31/1998                  $13,051                         $13,143
  4/30/1998                  $13,106                         $13,208
  5/31/1998                  $13,218                         $13,305
  6/30/1998                  $13,300                         $13,390
  7/31/1998                  $13,335                         $13,437
  8/31/1998                  $13,586                         $13,648
  9/30/1998                  $13,874                         $13,990
 10/31/1998                  $13,790                         $13,976
 11/30/1998                  $13,822                         $13,975
 12/31/1998                  $13,865                         $14,031

--------------------------------------------------------------------------------
                         Intermediate Fixed Income Fund

                   McMorgan Intermediate         Lehman Brothers Intermediate
                     Fixed Income Fund               Government/Credit Index
                     -----------------               -----------------------
  1/31/1999                  $13,936                         $14,108
  2/28/1999                  $13,731                         $13,901
  3/31/1999                  $13,869                         $14,005
  4/30/1999                  $13,874                         $14,048
  5/31/1999                  $13,750                         $13,940
  6/30/1999                  $13,734                         $13,950
  7/31/1999                  $13,699                         $13,937
  8/31/1999                  $13,679                         $13,948
  9/30/1999                  $13,817                         $14,078
 10/31/1999                  $13,839                         $14,115
 11/30/1999                  $13,871                         $14,132
 12/31/1999                  $13,821                         $14,085
  1/31/2000                  $13,755                         $14,033
  2/29/2000                  $13,869                         $14,148
  3/31/2000                  $13,989                         $14,295
  4/30/2000                  $13,929                         $14,262
  5/31/2000                  $13,949                         $14,285
  6/30/2000                  $14,214                         $14,536
  7/31/2000                  $14,308                         $14,647
  8/31/2000                  $14,441                         $14,820
  9/30/2000                  $14,613                         $14,955
 10/31/2000                  $14,649                         $15,023
 11/30/2000                  $14,878                         $15,228
 12/31/2000                  $15,183                         $15,508
  1/31/2001                  $15,439                         $15,762
  2/28/2001                  $15,618                         $15,912
  3/31/2001                  $15,745                         $16,034
  4/30/2001                  $15,688                         $15,993
  5/31/2001                  $15,757                         $16,082
  6/30/2001                  $15,831                         $16,142
  7/31/2001                  $16,164                         $16,478
  8/31/2001                  $16,311                         $16,642
  9/30/2001                  $16,590                         $16,885
 10/31/2001                  $16,762                         $17,166
 11/30/2001                  $16,459                         $16,994
 12/31/2001                  $16,396                         $16,901
  1/31/2002                  $16,450                         $16,988
  2/28/2002                  $16,610                         $17,123
  3/31/2002                  $16,339                         $16,862
  4/30/2002                  $16,529                         $17,141
  5/31/2002                  $16,760                         $17,312
  6/30/2002                  $16,780                         $17,461
  7/31/2002                  $16,990                         $17,667
  8/31/2002                  $17,148                         $17,930
  9/30/2002                  $17,402                         $18,251
 10/31/2002                  $17,325                         $18,180
 11/30/2002                  $17,339                         $18,164
 12/31/2002                  $17,693                         $18,560


--------------------------------------------------------------------------------
This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Ratings such as "Aaa" refer to individual bonds and not to the Fund.
  *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994.
***The Fund's inception date for Class Z shares was September 4, 2001.

                                                               Fixed Income Fund
                                                               December 31, 2002

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 7.81 years, 3.17 years longer than the Intermediate Fixed Income Fund.

                                                            NASDAQ Symbol: MCMFX


   Diversification              Bond Quality                Maturity

   Cash          2%           Baa           4%          5-10 years   45%
   Mortgage     34%           Aaa          37%          1-5 years    37%
   Government   33%           Government   34%          10+ years    18%
   Corporate    31%           A            15%
                              Aa           10%

Average Annual Returns* (%)
                                             One         Three        Five         Since
                                             Year        Years        Years      Inception**
                                             ----        -----        -----      -----------
McMorgan Fixed Income Fund                   10.93        9.82         7.05        7.73
McMorgan Fixed Income Fund (Class Z)***      10.57         N/A          N/A        7.91
Lehman Brothers Government/Credit Index      11.04       10.45         7.62        8.16

--------------------------------------------------------------------------------
                               Fixed Income Fund

                           McMorgan Fixed               Lehman Brothers
                            Income Fund                 Aggregate Index
                            -----------                 ---------------
     7/14/1994                  $10,000                     $10,000
     7/31/1994                  $10,070                     $10,111
     8/31/1994                  $10,097                     $10,123
     9/30/1994                   $9,937                      $9,975
    10/31/1994                   $9,911                      $9,966
    11/30/1994                   $9,855                      $9,944
    12/31/1994                   $9,926                     $10,012
     1/31/1995                  $10,114                     $10,211
     2/28/1995                  $10,384                     $10,454
     3/31/1995                  $10,460                     $10,517
     4/30/1995                  $10,604                     $10,665
     5/31/1995                  $11,060                     $11,077
     6/30/1995                  $11,155                     $11,158
     7/31/1995                  $11,112                     $11,134
     8/31/1995                  $11,257                     $11,268
     9/30/1995                  $11,364                     $11,378
    10/31/1995                  $11,533                     $11,526
    11/30/1995                  $11,716                     $11,698
    12/31/1995                  $11,841                     $11,862
     1/31/1996                  $11,929                     $11,941
     2/29/1996                  $11,688                     $11,733
     3/31/1996                  $11,587                     $11,651
     4/30/1996                  $11,485                     $11,585
     5/31/1996                  $11,460                     $11,562
     6/30/1996                  $11,618                     $11,717
     7/31/1996                  $11,629                     $11,749
     8/31/1996                  $11,605                     $11,729
     9/30/1996                  $11,820                     $11,933
    10/31/1996                  $12,104                     $12,198
    11/30/1996                  $12,335                     $12,406
    12/31/1996                  $12,202                     $12,291
     1/31/1997                  $12,225                     $12,329
     2/28/1997                  $12,238                     $12,360
     3/31/1997                  $12,085                     $12,223
     4/30/1997                  $12,263                     $12,406
     5/31/1997                  $12,373                     $12,524
     6/30/1997                  $12,516                     $12,673
     7/31/1997                  $12,912                     $13,015
     8/31/1997                  $12,757                     $12,904
     9/30/1997                  $12,965                     $13,095
    10/31/1997                  $13,181                     $13,285
    11/30/1997                  $13,212                     $13,346
    12/31/1997                  $13,364                     $13,481
     1/30/1998                  $13,573                     $13,654
     2/27/1998                  $13,516                     $13,643
     3/31/1998                  $13,562                     $13,689
     4/30/1998                  $13,619                     $13,760
     5/31/1998                  $13,747                     $13,891
     6/30/1998                  $13,857                     $14,009
     7/31/1998                  $13,866                     $14,039
     8/31/1998                  $14,171                     $14,268
     9/30/1998                  $14,568                     $14,601
    10/31/1998                  $14,385                     $14,524
    11/30/1998                  $14,446                     $14,607
    12/31/1998                  $14,503                     $14,651
     1/31/1999                  $14,568                     $14,755
     2/28/1999                  $14,248                     $14,496
     3/31/1999                  $14,417                     $14,576
     4/30/1999                  $14,400                     $14,623
     5/31/1999                  $14,221                     $14,494
     6/30/1999                  $14,179                     $14,448
     7/31/1999                  $14,135                     $14,387
     8/31/1999                  $14,089                     $14,380
     9/30/1999                  $14,247                     $14,547
    10/31/1999                  $14,259                     $14,601
    11/30/1999                  $14,281                     $14,599
    12/31/1999                  $14,186                     $14,529

--------------------------------------------------------------------------------
                               Fixed Income Fund

                           McMorgan Fixed               Lehman Brothers
                            Income Fund                 Aggregate Index
                            -----------                 ---------------
     1/31/2000                  $14,143                     $14,481
     2/29/2000                  $14,311                     $14,656
     3/31/2000                  $14,496                     $14,850
     4/30/2000                  $14,383                     $14,807
     5/31/2000                  $14,351                     $14,799
     6/30/2000                  $14,680                     $15,107
     7/31/2000                  $14,795                     $15,245
     8/31/2000                  $14,991                     $15,466
     9/30/2000                  $15,138                     $15,563
    10/31/2000                  $15,164                     $15,666
    11/30/2000                  $15,481                     $15,923
    12/31/2000                  $15,823                     $16,219
     1/31/2001                  $16,095                     $16,483
     2/28/2001                  $16,308                     $16,627
     3/31/2001                  $16,360                     $16,710
     4/30/2001                  $16,231                     $16,640
     5/31/2001                  $16,302                     $16,739
     6/30/2001                  $16,349                     $16,803
     7/31/2001                  $16,794                     $17,179
     8/31/2001                  $16,992                     $17,377
     9/30/2001                  $17,203                     $17,578
    10/31/2001                  $17,502                     $17,946
    11/30/2001                  $17,089                     $17,698
    12/31/2001                  $16,934                     $17,585
     1/31/2002                  $17,033                     $17,727
     2/28/2002                  $17,277                     $17,899
     3/31/2002                  $16,845                     $17,602
     4/30/2002                  $17,140                     $17,944
     5/31/2002                  $17,394                     $18,096
     6/30/2002                  $17,465                     $18,254
     7/31/2002                  $17,746                     $18,475
     8/31/2002                  $18,103                     $18,787
     9/30/2002                  $18,465                     $19,091
    10/31/2002                  $18,258                     $19,003
    11/30/2002                  $18,274                     $18,998
    12/31/2002                  $18,786                     $19,391

--------------------------------------------------------------------------------
This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Ratings such as "Aaa" refer to individual bonds and not to the Fund.
  *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994.
***The Fund's inception date for Class Z shares was February 1, 2001.

                                                                   Balanced Fund
                                                               December 31, 2002

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 58% of the Fund, bonds about 40%, and cash about 2%. The common stock portion is well diversified among 100 companies that represent all economic sectors. The Fund's bond portion is 64% U.S. Government and Aaa-rated securities with a weighted average maturity of 8.00 years.

                                                            NASDAQ Symbol: MCMBX

  Asset Allocation          Fixed Income Quality     Ten Largest
                                                     Equity Holdings            (% net assets)
Cash             2%         Baa              5%
Stocks          58%         Aaa             39%      Citigroup, Inc.                       2.4
Bonds           40%         Government      25%      Microsoft Corp.                       2.1
                            A               19%      Federal National Mortgage Assn.       2.1
                            Aa              12%      International Business Machines       1.9
                                                     General Electric Co.                  1.9
                                                     Bank of America Corp.                 1.9
                                                     Philip Morris Cos., Inc.              1.6
                                                     Pfizer, Inc.                          1.6
                                                     Johnson & Johnson                     1.5
                                                     JP Morgan Chase & Co.                 1.4
                                                                                          ----
                                                                                          18.4

Average Annual Returns* (%)
                                        One         Three        Five        Since
                                        Year        Years        Years     Inception**
                                        ----        -----        -----     -----------
McMorgan Balanced Fund                 -11.95       -4.94         2.09        8.96
McMorgan Balanced Fund (Class Z)***    -12.18         N/A          N/A       -9.27
Lehman Brothers Govt/Credit Index       11.04       10.45         7.62        8.16
Standard & Poor's 500 Index            -22.10      -14.55        -0.59       10.05

--------------------------------------------------------------------------------
                                 Balanced Fund

                     McMorgan          Lehman Brothers       Standard & Poor's
                  Balanced Fund       Aggregate Index           500 Index
                  -------------       ---------------           ---------
                     $10,000               $10,000               $10,000
 7/31/1994           $10,070               $10,111               $10,110
 8/31/1994           $10,300               $10,123               $10,521
 9/30/1994           $10,081                $9,975               $10,268
10/31/1994           $10,152                $9,966               $10,503
11/30/1994            $9,961                $9,944               $10,118
12/31/1994           $10,078               $10,012               $10,265
 1/31/1995           $10,282               $10,211               $10,532
 2/28/1995           $10,608               $10,454               $10,941
 3/31/1995           $10,767               $10,517               $11,265
 4/30/1995           $11,054               $10,665               $11,595
 5/31/1995           $11,514               $11,077               $12,054
                     $11,731               $11,158               $12,337
 7/31/1995           $11,937               $11,134               $12,749
 8/31/1995           $12,020               $11,268               $12,780
 9/30/1995           $12,389               $11,378               $13,317
10/31/1995           $12,410               $11,526               $13,270
11/30/1995           $12,806               $11,698               $13,854
12/31/1995           $12,971               $11,862               $14,113
 1/31/1996           $13,311               $11,941               $14,598
 2/29/1996           $13,311               $11,733               $14,739
 3/31/1996           $13,315               $11,651               $14,880
 4/30/1996           $13,411               $11,585               $15,099
 5/31/1996           $13,592               $11,562               $15,488
                     $13,709               $11,717               $15,552
 7/31/1996           $13,407               $11,749               $14,858
 8/31/1996           $13,525               $11,729               $15,173
 9/30/1996           $14,075               $11,933               $16,027
10/31/1996           $14,509               $12,198               $16,468
11/30/1996           $15,343               $12,406               $17,718
12/31/1996           $15,079               $12,291               $17,376
 1/31/1997           $15,714               $12,329               $18,455
 2/28/1997           $15,736               $12,360               $18,603
 3/31/1997           $15,324               $12,223               $17,829
 4/30/1997           $15,918               $12,406               $18,893
 5/31/1997           $16,511               $12,524               $20,053
                     $16,951               $12,673               $20,946
 7/31/1997           $18,158               $13,015               $22,611
 8/31/1997           $17,582               $12,904               $21,356
 9/30/1997           $18,298               $13,095               $22,520
10/31/1997           $18,063               $13,285               $21,779
11/30/1997           $18,464               $13,346               $22,779
12/31/1997           $18,645               $13,481               $23,161
 1/30/1998           $18,960               $13,654               $23,423
 2/28/1998           $19,647               $13,643               $25,107
 3/31/1998           $20,093               $13,689               $26,395
 4/30/1998           $20,354               $13,760               $26,670
 5/31/1998           $20,173               $13,891               $26,206
                     $20,637               $14,009               $27,270
 7/31/1998           $20,659               $14,039               $26,981
 8/31/1998           $19,145               $14,268               $23,085
 9/30/1998           $20,095               $14,601               $24,571
10/31/1998           $21,023               $14,524               $26,559
11/30/1998           $21,872               $14,607               $28,169
12/31/1998           $22,491               $14,651               $29,808
 1/31/1999           $22,932               $14,755               $31,042
 2/28/1999           $22,306               $14,496               $30,077
 3/31/1999           $22,672               $14,576               $31,286
 4/30/1999           $23,266               $14,623               $32,478
 5/31/1999           $22,894               $14,494               $31,728
                     $23,649               $14,448               $33,463

--------------------------------------------------------------------------------
                                 Balanced Fund

                     McMorgan          Lehman Brothers       Standard & Poor's
                  Balanced Fund       Aggregate Index           500 Index
                  -------------       ---------------           ---------
 7/31/1999           $23,321               $14,387               $32,429
 8/31/1999           $23,286               $14,380               $32,283
 9/30/1999           $22,908               $14,547               $31,389
10/31/1999           $23,534               $14,601               $33,385
11/30/1999           $23,746               $14,599               $34,063
12/31/1999           $24,073               $14,529               $36,070
 1/31/2000           $23,589               $14,481               $34,259
 2/29/2000           $23,153               $14,656               $33,612
 3/31/2000           $24,575               $14,850               $36,899
 4/30/2000           $24,125               $14,807               $35,788
 5/31/2000           $23,941               $14,799               $35,040
                     $24,396               $15,107               $35,913
 7/31/2000           $24,323               $15,245               $35,353
 8/31/2000           $25,401               $15,466               $37,534
 9/30/2000           $24,568               $15,563               $35,552
10/31/2000           $24,938               $15,666               $35,403
11/30/2000           $23,976               $15,923               $32,613
12/31/2000           $24,240               $16,219               $32,773
 1/31/2001           $25,040               $16,483               $33,936
 2/28/2001           $23,775               $16,627               $30,841
 3/31/2001           $23,007               $16,710               $28,886
 4/30/2001           $24,006               $16,640               $31,130
 5/31/2001           $24,032               $16,739               $31,339
                     $23,700               $16,803               $30,577
 7/31/2001           $23,819               $17,179               $30,276
 8/31/2001           $23,152               $17,377               $28,381
 9/30/2001           $22,314               $17,578               $26,090
10/31/2001           $22,827               $17,946               $26,588
11/30/2001           $23,603               $17,698               $28,627
12/31/2001           $23,478               $17,585               $28,878
 1/31/2002           $23,098               $17,727               $28,457
 2/28/2002           $22,867               $17,899               $27,908
 3/31/2002           $23,157               $17,602               $28,958
 4/30/2002           $22,349               $17,944               $27,202
 5/31/2002           $22,499               $18,096               $27,001
                     $21,414               $18,254               $25,078
 7/31/2002           $20,738               $18,475               $23,122
 8/31/2002           $20,930               $18,787               $23,275
 9/30/2002           $19,467               $19,091               $20,745
10/31/2002           $20,427               $19,003               $22,570
11/30/2002           $21,220               $18,998               $23,900
12/31/2002           $20,674               $19,391               $22,497

--------------------------------------------------------------------------------
This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Ratings such as "Aaa" refer to individual bonds and not to the Fund.
  *Before taxes on distributions or redemption of Fund shares.
 **The Fund's inception date for Class McMorgan shares was July 14, 1994.
***The Fund's inception date for Class Z shares was January 25, 2001.

                                                          Equity Investment Fund
                                                               December 31, 2002

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 100 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted compared to the Standard & Poor's 500 Stock Index.

                                                            NASDAQ Symbol: MCMEX

Ten Largest Holdings (%)                                                             Sector Weightings (%)
Citigroup, Inc.           4.0             Bank of America Corp.    3.2               Financial Services            20.7
Fed. Nat'l Mortgage Assn. 3.7             Philip Morris Cos., Inc. 2.7               Technology                    17.1
Microsoft Corp.           3.5             Pfizer, Inc.             2.7               Health Care                   16.3
General Electric Company  3.3             Johnson & Johnson        2.6               Consumer Non-Durables          7.9
Int'l Business Machines   3.2             JP Morgan Chase & Co.    2.4               Retail                         6.8
                                                                  ----               Energy                         6.7
                                                                  31.3               Utilities                      6.7
                                                                                     Multi-Industry                 5.4
Portfolio Characteristics                                                            Capital Goods                  3.5
Price/Earnings Ratio (Trailing)      24.95                                           Consumer Services              2.5
Historical Beta                       0.92                                           Raw Materials                  2.4
Weighted Market Cap.             $87.3 bil                                           Business Equip. & Services     1.2
                                                                                     Consumer Durables              0.9
Average Annual Returns* (%)                                                          Transportation                 0.5
                                      One         Three     Five       Since         Shelter                        0.3
                                      Year        Years     Years    Inception**     Cash & Other Assets
McMorgan Equity Investment Fund      -25.79      -14.67     -2.41       8.96         Less Liabilities               1.1
McMorgan Eq. Inv. Fund (Class Z)***  -26.02         N/A       N/A     -21.60                                      -----
Standard & Poor's 500                -22.10      -14.55     -0.59      10.05                                      100.0

--------------------------------------------------------------------------------
                             Equity Investment Fund

                         McMorgan Equity               Standard & Poor's
                         Investment Fund                  500 Index
                         ---------------                  ---------
 7/14/1994                    $10,000                      $10,000
 7/31/1994                    $10,040                      $10,110
 8/31/1994                    $10,440                      $10,521
 9/30/1994                    $10,160                      $10,268
10/31/1994                    $10,320                      $10,503
11/30/1994                     $9,989                      $10,118
12/31/1994                    $10,124                      $10,265
 1/31/1995                    $10,315                      $10,532
 2/28/1995                    $10,709                      $10,941
 3/31/1995                    $10,965                      $11,265
 4/30/1995                    $11,371                      $11,595
 5/31/1995                    $11,786                      $12,054
 6/30/1995                    $12,155                      $12,337
 7/31/1995                    $12,532                      $12,749
 8/31/1995                    $12,552                      $12,780
 9/30/1995                    $13,094                      $13,317
10/31/1995                    $13,002                      $13,270
11/30/1995                    $13,543                      $13,854
12/31/1995                    $13,761                      $14,113
 1/31/1996                    $14,276                      $14,598
 2/29/1996                    $14,513                      $14,739
 3/31/1996                    $14,613                      $14,880
 4/30/1996                    $14,913                      $15,099
 5/31/1996                    $15,294                      $15,488
 6/30/1996                    $15,380                      $15,552
 7/31/1996                    $14,779                      $14,858
 8/31/1996                    $15,058                      $15,173
 9/30/1996                    $15,891                      $16,027
10/31/1996                    $16,452                      $16,468
11/30/1996                    $17,814                      $17,718
12/31/1996                    $17,449                      $17,376
 1/31/1997                    $18,629                      $18,455
 2/28/1997                    $18,629                      $18,603
 3/31/1997                    $17,978                      $17,829
 4/30/1997                    $18,952                      $18,893
 5/31/1997                    $20,021                      $20,053
 6/30/1997                    $20,713                      $20,946
 7/31/1997                    $22,837                      $22,611
 8/31/1997                    $21,880                      $21,356
 9/30/1997                    $23,092                      $22,520
10/31/1997                    $22,323                      $21,779
11/30/1997                    $23,156                      $22,779
12/31/1997                    $23,352                      $23,161
 1/30/1998                    $23,733                      $23,423
 2/27/1998                    $25,238                      $25,107
 3/31/1998                    $26,131                      $26,395
 4/30/1998                    $26,630                      $26,670
 5/31/1998                    $26,079                      $26,206
 6/30/1998                    $26,906                      $27,270
 7/31/1998                    $26,916                      $26,981
 8/31/1998                    $23,342                      $23,085
 9/30/1998                    $24,815                      $24,571
10/31/1998                    $26,862                      $26,559
11/30/1998                    $28,600                      $28,169
12/31/1998                    $29,841                      $29,808
 1/31/1999                    $30,668                      $31,042
 2/28/1999                    $29,702                      $30,077
 3/31/1999                    $30,331                      $31,286
 4/30/1999                    $31,687                      $32,478
 5/31/1999                    $31,054                      $31,728
 6/30/1999                    $32,752                      $33,463
 7/31/1999                    $32,169                      $32,429
 8/31/1999                    $32,127                      $32,283
 9/30/1999                    $31,013                      $31,389
10/31/1999                    $32,309                      $33,385
11/30/1999                    $32,590                      $34,063
12/31/1999                    $33,287                      $36,070

--------------------------------------------------------------------------------
                             Equity Investment Fund

                         McMorgan Equity               Standard & Poor's
                         Investment Fund                  500 Index
                         ---------------                  ---------
 1/31/2000                    $32,295                      $34,259
 2/29/2000                    $31,052                      $33,612
 3/31/2000                    $34,008                      $36,899
 4/30/2000                    $33,192                      $35,788
 5/31/2000                    $32,807                      $35,040
 6/30/2000                    $33,345                      $35,913
 7/31/2000                    $33,025                      $35,353
 8/31/2000                    $35,135                      $37,534
 9/30/2000                    $32,995                      $35,552
10/31/2000                    $33,606                      $35,403
11/30/2000                    $31,082                      $32,613
12/31/2000                    $31,166                      $32,773
 1/31/2001                    $32,481                      $33,936
 2/28/2001                    $29,558                      $30,841
 3/31/2001                    $27,879                      $28,886
 4/30/2001                    $30,003                      $31,130
 5/31/2001                    $29,979                      $31,339
 6/30/2001                    $29,200                      $30,577
 7/31/2001                    $28,937                      $30,276
 8/31/2001                    $27,334                      $28,381
 9/30/2001                    $25,421                      $26,090
10/31/2001                    $26,087                      $26,588
11/30/2001                    $27,994                      $28,627
12/31/2001                    $27,876                      $28,878
 1/31/2002                    $27,037                      $28,457
 2/28/2002                    $26,345                      $27,908
 3/31/2002                    $27,317                      $28,958
 4/30/2002                    $25,416                      $27,202
 5/31/2002                    $25,441                      $27,001
 6/30/2002                    $23,263                      $25,078
 7/31/2002                    $21,737                      $23,122
 8/31/2002                    $21,785                      $23,275
 9/30/2002                    $18,914                      $20,745
10/31/2002                    $20,692                      $22,570
11/30/2002                    $21,991                      $23,900
12/31/2002                    $20,687                      $22,497
--------------------------------------------------------------------------------
This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost.
   *Before taxes on distributions or redemption of Fund shares.
  **The Fund's inception date for Class McMorgan shares was July 14,1994.
***The Fund's inception date for Class Z shares was February 1,2001.

                                                                 McMorgan Funds

Principal Preservation Fund
Portfolio of Investments
December 31, 2002 (Unaudited)

FIXED INCOME SECURITIES 100.0%
U.S. GOVERNMENT AGENCY NOTES 64.9%

                                                      Principal      Amortized
                                                        Amount         Cost
                                                      -------------------------
FEDERAL HOME LOAN BANK - 11.1%
 1.55%, due 12/16/03 ..............................   $2,000,000   $  1,999,821
 1.70%, due 12/8/03 ...............................    2,000,000      2,000,000
 1.85%, due 11/3/03 ...............................    2,000,000      2,000,000
 2.125%, due 1/15/03 ..............................    4,300,000      4,299,734
 2.25%, due 1/29/03 ...............................    6,000,000      6,002,230
 2.40%, due 1/3/03 ................................    3,000,000      2,999,607
                                                                   ------------
                                                                     19,301,392
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 (DISCOUNT NOTES) - 21.9%
 1.27%, due 2/4/03 ................................    4,000,000      3,995,202
 1.27%, due 4/2/03 ................................    2,000,000      1,993,605
 1.31%, due 6/2/03 ................................    3,000,000      2,983,470
 1.31%, due 7/18/03 ...............................    3,000,000      2,978,550
 1.44%, due 7/17/03 ...............................    4,000,000      3,968,699
 1.64%, due 1/9/03 ................................    7,000,000      6,997,464
 1.69%, due 7/18/03 ...............................    3,500,000      3,467,853
 1.71%, due 4/2/03 ................................    4,220,000      4,201,866
 1.72%, due 3/27/03 ...............................    5,000,000      4,979,931
 1.75%, due 1/2/03 ................................    2,500,000      2,499,879
                                                                   ------------
                                                                     38,066,519
                                                                   ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION - 31.9%
 1.25%, due 2/12/03 ...............................    5,000,000      4,992,708
 1.27%, due 4/1/03 ................................    8,000,000      7,974,800
 1.28%, due 4/30/03 ...............................    1,547,000      1,540,506
 1.29%, due 4/7/03 ................................    5,000,000      4,982,933
 1.29%, due 4/21/03 ...............................    3,000,000      2,988,267
 1.29%, due 6/4/03 ................................    3,000,000      2,983,573
 1.30%, due 5/14/03 ...............................    5,000,000      4,976,171
 1.51%, due 1/29/03 ...............................    8,000,000      7,990,667
 1.68%, due 1/8/03 ................................    4,000,000      3,998,701
 1.69%, due 1/15/03 ...............................    4,000,000      3,997,387
 1.69%, due 4/16/03 ...............................    4,000,000      3,980,400
 1.76%, due 7/25/03 ...............................    3,000,000      2,970,446
 2.38%, due 4/4/03 ................................    2,000,000      1,987,962
                                                                   ------------
                                                                     55,364,521
                                                                   ------------
Total U.S. Government Agency Notes
 (Cost $112,732,432) ..............................                 112,732,432
                                                                   ------------
BONDS - 3.5%
ABN-Amro Bank N.V.
 2.32%, due 9/15/03 (b)(c) ........................    5,000,000      5,000,000
Ford Motor Credit Co.
 6.00%, due 1/14/03 (b)(c) ........................    1,000,000        999,740
                                                                   ------------
Total Bonds
 (Cost $5,999,740) ................................                   5,999,740
                                                                   ------------

COMMERCIAL PAPER 30.7%

                                                       Principal     Amortized
                                                        Amount         Cost
                                                       ------------------------
CIT Group, Inc.
 1.40%, due 1/24/03 ................................  $4,000,000    $ 3,996,422
General Electric Capital Services, Inc.
 1.71%, due 1/7/03 .................................   4,000,000      3,998,678
General Motors Acceptance Corp.
 2.14%, due 1/7/03 .................................   1,500,000      1,499,468
Great-West Life & Annuity
 1.77%, due 1/28/03 ................................   4,000,000      3,994,720
International Lease Finance Corp.
 1.31%, due 3/13/03 ................................   5,000,000      4,987,082
JP Morgan Chase & Co.
 1.32%, due 3/18/03 ................................   5,000,000      4,986,066
Massmutual Funding LLC
 1.68%, due 2/18/03 ................................   4,000,000      3,991,093
National Rural Utilities
 1.39%, due 1/15/03 ................................   4,000,000      3,997,838
PACCAR Financial Corp.
 1.52%, due 2/5/03 .................................   4,900,000      4,892,806
Rockwell Collins, Inc.
 1.35%, due 1/17/03 (a) ............................   4,000,000      3,997,600
Salomon Smith Barney Holdings, Inc.
 1.77%, due 1/7/03 .................................   4,000,000      3,998,826
Southern Co.
 1.35%, due 1/17/03 (a) ............................   5,000,000      4,997,000
Transamerica Finance Corp.
 1.52%, due 2/11/03 ................................   4,000,000      3,993,121
                                                                    -----------
Total Commercial Paper
 (Cost $53,330,720) ................................                 53,330,720
                                                                    -----------

REPURCHASE AGREEMENT 0.9%

Bank of America Corp.
 0.85%, due 1/2/03 (d) ............................    1,625,000      1,625,000
                                                                   ------------
Total Repurchase Agreement
 (Cost $1,625,000) ................................                   1,625,000
                                                                   ------------
Total Fixed Income Securities
 (Cost $173,687,892) (e) ..........................        100.0%   173,687,892
Liabilities in Excess of
 Cash and Other Assets ............................         (0.0)(f)    (96,237)
                                                       ---------   ------------
Net Assets.........................................        100.0%  $173,591,655
                                                       =========   ============

(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at December 31, 2002.
(c) Coupon interest bearing security.
(d) Collateralized by $1,680,000 par value, 1.28%, due 6/27/03, value $1,699,500 Federal Home Loan Bank.
(e) At December 31, 2002, cost is identical for book and federal income tax purposes.
(f) Less than one tenth of a percent.

See accompanying notes to financial statements.

Principal Preservation Fund
Statement of Assets and Liabilities
As of December 31, 2002 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $173,687,892) ..........................................   $173,687,892
 Cash-interest bearing accounts .................................         26,646
 Receivable for securities sold .................................      8,500,074
 Receivable for fund shares sold ................................        316,369
 Interest receivable ............................................        149,524
 Other assets ...................................................         12,559
                                                                    ------------
   Total assets .................................................    182,693,064
                                                                    ------------
LIABILITIES:
 Payable for fund shares redeemed ...............................      7,219,846
 Payable for securities purchased ...............................      1,625,000
 Distributions payable ..........................................        203,508
 Payable to Advisor, net ........................................         19,229
 Accrued expenses ...............................................         33,826
                                                                    ------------
   Total liabilities ............................................      9,101,409
                                                                    ------------
Net Assets ......................................................   $173,591,655
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $173,591,226
 Accumulated net realized gain on investments ...................            429
                                                                    ------------
                                                                    $173,591,655
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $173,591,655
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................    173,608,713
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $       1.00
                                                                    ============

Statement of Operations
For the six months ended December 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest ..........................................................   $1,483,715
                                                                      ----------
Expenses:
 Investment advisory fees (Note E) ................................      206,195
 Administration fees ..............................................       41,563
 Accounting fees ..................................................       24,826
 Transfer agent fees ..............................................       23,142
 Legal fees .......................................................       10,391
 Custodian fees ...................................................        9,259
 Insurance fees ...................................................        7,742
 Registration expenses ............................................        6,032
 Auditing fees ....................................................        5,460
 Trustees fees ....................................................        5,328
 Report to shareholder expense ....................................        5,225
 Miscellaneous expenses ...........................................        1,071
                                                                      ----------
   Total expenses .................................................      346,234
 Expenses reimbursed (Note E) .....................................      (98,951)
                                                                      ----------
   Net expenses ...................................................      247,283
                                                                      ----------
Net investment income .............................................    1,236,432
                                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments .................................          270
                                                                      ----------
Increase in net assets from operations ............................   $1,236,702
                                                                      ==========

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Principal Preservation Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2002 (Unaudited) and the year ended June 30, 2002

                                                   For the           For the
                                               Six Months Ended     Year Ended
                                                   12/31/02          6/30/02
                                               ----------------   -------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income .....................    $   1,236,432     $   3,095,703
 Net realized gain on investments ..........              270             4,155
                                                -------------     -------------
 Increase in net assets ....................        1,236,702         3,099,858
                                                -------------     -------------
Dividends and distributions to shareholders:
 From net investment income ................       (1,236,432)       (3,095,703)
 From capital gains ........................           (2,319)                -
                                                -------------     -------------
 Total dividends and distributions to
  shareholders..............................       (1,238,751)       (3,095,703)
                                                -------------     -------------
Capital share transactions:
 Net proceeds from sale of shares ..........      160,993,683       244,027,790
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions.........................        1,017,192         3,024,963
                                                -------------     -------------
                                                  162,010,875       247,052,753
 Cost of shares redeemed ...................     (129,543,793)     (216,331,294)
                                                -------------     -------------
 Increase in net assets derived from
  capital share transactions................       32,467,082        30,721,459
                                                -------------     -------------
 Total increase in net assets ..............       32,465,033        30,725,614
Net Assets:
 Beginning of period .......................      141,126,622       110,401,008
                                                -------------     -------------
 End of period .............................    $ 173,591,655     $ 141,126,622
                                                =============     =============

See accompanying notes to financial statements.

Principal Preservation Fund
-----------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                  Class McMorgan
                                                -----------------------------------------------------------------------------------
                                                    For the         For the       For the       For the      For the       For the
                                               Six Months Ended    Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                  12/31/02++        6/30/02       6/30/01       6/30/00      6/30/99       6/30/98
                                               ----------------    ----------   ----------    ----------    ----------   ----------
Net asset value, beginning of period .......       $   1.00         $   1.00     $   1.00       $  1.00      $  1.00       $  1.00
                                                   --------         --------     --------       -------      -------       -------
 Income from investment operations:
 Net investment income  ....................           0.01             0.02         0.06          0.05         0.05          0.05
 Net realized gain on investments ..........           0.00(a)            --           --            --           --            --
                                                   --------         --------     --------       -------      -------       -------
   Total from investment operations ........           0.01             0.02         0.06          0.05         0.05          0.05
                                                   --------         --------     --------       -------      -------       -------
 Less dividends and distributions:
 From net investment income ................          (0.01)           (0.02)       (0.06)        (0.05)       (0.05)        (0.05)
 From capital gains ........................          (0.00)(a)           --           --            --           --            --
                                                   --------         --------     --------       -------      -------       -------
   Total dividends and distributions .......          (0.01)           (0.02)       (0.06)        (0.05)       (0.05)        (0.05)
                                                   --------         --------     --------       -------      -------       -------
Net asset value, end of period .............       $   1.00         $   1.00     $   1.00       $  1.00      $  1.00       $  1.00
                                                   ========         ========     ========       =======      =======       =======
Total return ...............................           0.76%(b)         2.41%        5.88%         5.48%        4.97%         5.41%
Ratios/Supplemental Data:
 Net assets, end of period (in 000's) ......       $173,592         $141,127     $110,401       $71,038      $85,940       $48,184
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor .....................           0.42%+           0.47%        0.49%         0.51%        0.61%         0.67%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor .....................           0.30%+           0.30%        0.30%         0.30%        0.30%         0.30%
 Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor .........           1.38%+           2.16%        5.47%         5.11%        4.53%         4.92%
 Ratio of net investment income to average
   net assets after reimbursement and
   recovery
   of expenses by Advisor ..................           1.50%+           2.33%        5.66%         5.32%        4.84%         5.29%

---------------
(a)  Less than one cent per share.
(b)  Total return is not annualized.
+    Annualized.
++   Unaudited.

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Intermediate Fixed Income Fund
Portfolio of Investments
December 31, 2002 (Unaudited)

FIXED INCOME SECURITIES 97.4%
CORPORATE BONDS 35.2%

                                                       Principal
                                                         Amount        Value
                                                       ------------------------
FINANCIAL SERVICES - 20.2%
American Express Co.
 3.75%, due 11/2/07 ................................   $1,025,000   $ 1,037,489
American General Finance Co.
 5.375%, due 9/1/09 ................................      255,000       267,925
Associates Corp. of North America
 6.25%, due 11/1/08 ................................      875,000       964,568
Bank of America Corp.
 6.375%, due 2/15/08 ...............................      990,000     1,113,532
 7.125%, due 9/15/06 ...............................    1,865,000     2,127,074
Boeing Capital Corp.
 5.75%, due 2/15/07 ................................    1,450,000     1,532,106
Commercial Credit Co.
 6.25%, due 1/1/08 .................................      675,000       742,370
Countrywide Home Loans, Inc.
 6.25%, due 4/15/09 ................................      850,000       923,500
Credit Suisse First Boston, Inc.
 4.625%, due 1/15/08 ...............................    1,760,000     1,784,043
Ford Motor Credit Corp.
 6.50%, due 1/25/07 ................................    2,605,000     2,573,008
General Electric Capital Corp.
 4.625%, due 9/15/09 ...............................    1,300,000     1,331,820
 5.875%, due 2/15/12 ...............................    2,050,000     2,191,628
General Motors Acceptance Corp.
 6.125%, due 8/28/07 ...............................    1,840,000     1,861,839
 6.15%, due 4/5/07 .................................      650,000       661,311
Goldman Sachs Group, Inc.
 7.35%, due 10/1/09 ................................    1,045,000     1,197,829
Household Finance Corp.
 6.40%, due 6/17/08 ................................    2,005,000     2,138,008
International Lease Finance Corp.
 6.375%, due 3/15/09 ...............................    1,625,000     1,735,963
Lehman Brothers Holdings, Inc.
 7.00%, due 2/1/08 .................................      700,000       791,390
Morgan Stanley Dean Witter & Co.
 5.80%, due 4/1/07 .................................    1,500,000     1,627,112
National Rural Utilities Cooperative
 Finance Corp.
 5.75%, due 8/28/09 ................................      500,000       533,809
Salomon, Smith Barney Holdings, Inc.
 6.50%, due 2/15/08 ................................    2,235,000     2,500,022
U.S. Bancorp
 6.875%, due 12/1/04 ...............................      760,000       777,021
USA Education, Inc.
 5.625%, due 4/10/07 ...............................    1,700,000     1,848,898
Wells Fargo & Co.
 5.125%, due 2/15/07 ...............................    1,100,000     1,181,415
Wells Fargo Financial, Inc.
 5.875%, due 8/15/08 ...............................      605,000       669,728
                                                                    -----------
                                                                     34,113,408
                                                                    -----------

                                                       Principal
                                                         Amount        Value
                                                       ------------------------
INDUSTRIAL - 15.0%
Alcoa, Inc.
 4.25%, due 8/15/07 ................................   $1,160,000   $ 1,207,727
Chevron Texaco Capital Co.
 3.50%, due 9/17/07 ................................      715,000       727,833
Citizens Communications Co.
 7.625%, due 8/15/08 ...............................      335,000       370,900
Conoco Funding Co.
 6.35%, due 10/15/11 ...............................    1,700,000     1,898,354
Costco Wholesale Corp.
 5.50%, due 3/15/07 ................................    1,085,000     1,167,546
Cox Communications, Inc.
 7.75%, due 8/15/06 ................................      440,000       491,722
First Data Corp.
 4.70%, due 11/1/06 ................................    2,200,000     2,305,543
Hewlett-Packard Co.
 5.50%, due 7/1/07 .................................      185,000       198,411
 5.75%, due 12/15/06 ...............................      465,000       499,711
IBM Corp.
 4.25%, due 9/15/09 ................................    1,240,000     1,266,114
Kraft Foods, Inc.
 5.25%, due 6/1/07 .................................    1,385,000     1,495,966
Procter & Gamble Co. (The)
 4.75%, due 6/15/07 ................................    1,255,000     1,345,625
Raytheon Co.
 6.15%, due 11/1/08 ................................      695,000       749,786
Safeway, Inc.
 4.80%, due 7/16/07 ................................    1,100,000     1,134,899
Target Corp.
 5.375%, due 6/15/09 ...............................    2,000,000     2,127,230
TCI Communications, Inc.
 6.375%, due 5/1/03 ................................    2,500,000     2,500,175
Time Warner, Inc.
 8.18%, due 8/15/07 ................................    1,710,000     1,877,134
Union Oil Co. of California
 5.05%, due 10/1/12 ................................    1,000,000       999,540
Verizon New England, Inc.
 6.50%, due 9/15/11 ................................    1,575,000     1,739,050
Viacom, Inc.
 5.625%, due 5/1/07 ................................    1,140,000     1,244,391
                                                                    -----------
                                                                     25,347,657
                                                                    -----------
Total Corporate Bonds
 (Cost $56,689,979) ................................                 59,461,065
                                                                    -----------
U.S. GOVERNMENT SECURITIES 25.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS 20.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.5%
 5.125%, due 7/15/12 ...............................    7,170,000     7,631,289
                                                                     -----------

See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Portfolio of Investments (Continued)
December 31, 2002 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

                                                       Principal
                                                        Amount         Value
                                                      -------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.9%
 4.25%, due 7/15/07 ...............................   $ 3,750,000   $ 3,954,015
 5.50%, due 3/15/11 ...............................     2,800,000     3,068,811
 6.375%, due 6/15/09 ..............................    12,749,000    14,751,957
                                                                    -----------
                                                                     21,774,783
                                                                    -----------
GUARANTEED EXPORT CERTIFICATES - 0.3%
 6.125%, due 6/15/04 ..............................        88,235        88,455
 6.28%, due 6/15/04 ...............................        97,059        99,989
 6.55%, due 6/15/04 ...............................       264,696       273,791
                                                                    -----------
                                                                        462,235
                                                                    -----------
RESOLUTION FUNDING STRIP - 2.7%
 0.00%, due 4/15/12 (a) ...........................     2,100,000     1,403,102
 0.00%, due 10/15/12 (a) ..........................     4,900,000     3,177,665
                                                                    -----------
                                                                      4,580,767
                                                                    -----------
Total U.S. Government Agency Obligations
 (Cost $33,611,549) ...............................                  34,449,074
                                                                    -----------
U.S. TREASURY OBLIGATIONS 5.3%
U.S. TREASURY INFLATIONARY INDEXED NOTE - 5.3%
 3.00%, due 7/15/12 ...............................     8,370,000     8,968,610
                                                                    -----------
Total U.S. Treasury Obligations
 (Cost $8,391,326) ................................                   8,968,610
                                                                    -----------
Total U.S. Government Securities
 (Cost $42,002,875) ...............................                  43,417,684
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 36.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 29.4%
 4.75%, due 12/15/26 ..............................     1,000,000     1,027,344
 5.25%, due 2/15/21 ...............................     2,000,000     2,044,344
 5.50%, due 6/15/06 ...............................     3,500,000     3,626,774
 5.50%, due 4/15/10 ...............................     1,909,970     1,976,314
 5.50%, due 10/15/19 ..............................     1,800,000     1,841,449
 5.50%, due 1/15/21 ...............................     3,825,000     3,909,387
 5.50%, due 4/15/21 ...............................     2,000,000     2,048,060
 5.50%, due 7/15/23 ...............................     3,300,000     3,397,495
 5.50%, due 3/15/24 ...............................     2,500,000     2,568,675
 5.75%, due 9/15/16 ...............................     1,000,000     1,057,757
 5.75%, due 2/15/20 ...............................     1,750,000     1,795,824
 5.75%, due 2/15/23 ...............................     1,600,000     1,667,008
 5.75%, due 6/15/25 ...............................     2,000,000     2,078,674
 5.75%, due 1/15/28 ...............................       866,872       884,199
 6.00%, due 10/25/05 ..............................     1,715,912     1,763,150
 6.00%, due 4/15/21 ...............................     1,450,000     1,489,966
 6.00%, due 2/15/22 ...............................     1,000,000     1,027,656
 6.00%, due 3/15/22 ...............................     2,500,000     2,568,050
 6.00%, due 3/15/22 ...............................     1,071,900     1,103,329
 6.00%, due 2/15/25 ...............................     2,500,000     2,639,923

                                                      Principal
                                                        Amount         Value
                                                      -------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (Continued)
 6.00%, due 12/15/25 ..............................   $2,550,000   $  2,603,904
 6.00%, due 12/15/26 ..............................    1,000,000      1,018,791
 6.00%, due 2/15/27 ...............................    2,000,000      2,091,774
 6.00%, due 8/15/27 ...............................    2,173,006      2,226,955
 6.50%, due 1/25/21 ...............................      112,074        112,050
 6.50%, due 4/15/22 ...............................      458,519        479,248
 6.50%, due 11/15/22 ..............................      142,777        142,814
 7.00%, due 1/15/24 ...............................      558,542        561,430
                                                                   ------------
                                                                     49,752,344
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.1%
 4.75%, due 7/25/08 ...............................    1,500,000      1,528,323
 5.50%, due 5/25/17 ...............................    1,500,000      1,538,396
 5.50%, due 8/25/21 ...............................       79,176         79,455
 5.75%, due 11/18/21 ..............................      125,288        125,538
 5.75%, due 9/18/22 ...............................      950,000        966,419
 5.75%, due 3/25/27 ...............................    2,000,000      2,084,056
 6.00%, due 4/1/09 ................................        3,995          4,178
 6.00%, due 3/25/25 ...............................    1,500,000      1,559,038
 6.00%, due 11/25/26 ..............................    1,025,000      1,074,651
 6.00%, due 2/25/28 ...............................    3,000,000      3,063,387
 9.00%, due 6/25/18 ...............................       26,880         30,107
                                                                   ------------
                                                                     12,053,548
                                                                   ------------
Total Collateralized Mortgage Obligations
 (Cost $59,741,954) ...............................                  61,805,892
                                                                   ------------
Total Fixed Income Securities
 (Cost $158,434,808) (b) ..........................         97.4%   164,684,641
Cash and Other Assets,
 Less Liabilities .................................          2.6      4,402,555
                                                      ----------   ------------
Net Assets ........................................        100.0%  $169,087,196
                                                      ==========   ============
(a) Zero coupon bond.
(b) Aggregate cost for federal income tax purposes is $158,451,652 and net unrealized appreciation is as follows:
    Gross unrealized appreciation ...................              $  6,273,012
    Gross unrealized depreciation ...................                   (40,023)
                                                                   ------------
  Net unrealized appreciation .....................                $  6,232,989
                                                                   ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Intermediate Fixed Income Fund
Statement of Assets and Liabilities
As of December 31, 2002 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $158,434,808) ..........................................  $164,684,641
 Cash-interest bearing accounts .................................     4,007,663
 Dividends and interest receivable ..............................     1,598,506
 Receivable for fund shares sold ................................       100,946
 Other assets ...................................................        15,893
                                                                   ------------
   Total assets .................................................   170,407,649
                                                                   ------------
LIABILITIES:
 Payable for fund shares redeemed ...............................     1,243,796
 Payable to Advisor, net ........................................        39,156
 Accrued expenses ...............................................        37,501
                                                                   ------------
   Total liabilities ............................................     1,320,453
                                                                   ------------
Net Assets ......................................................  $169,087,196
                                                                   ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................  $161,736,615
 Accumulated undistributed net investment income ................       176,180
 Accumulated net realized gain on investments ...................       924,568
 Net unrealized appreciation on investments .....................     6,249,833
                                                                   ------------
                                                                   $169,087,196
                                                                   ============
Net Assets:
 Class McMorgan .................................................  $165,739,660
 Class Z ........................................................     3,347,536
                                                                   ------------
                                                                   $169,087,196
                                                                   ============
Shares Outstanding:
 Class McMorgan .................................................    15,457,423
                                                                   ============
 Class Z ........................................................       312,353
                                                                   ============
Net asset value and redemption price per share:
 Class McMorgan .................................................  $      10.72
                                                                   ============
 Class Z ........................................................  $      10.72
                                                                   ============

Statement of Operations
For the six months ended December 31, 2002 (Unaudited)
INVESTMENT INCOME:
Interest ..........................................................  $4,610,031
                                                                     ----------
Expenses:
 Investment advisory fees (Note E) ................................     297,139
 Administration fees ..............................................      49,068
 Accounting fees ..................................................      31,228
 Transfer agent fees ..............................................      26,900
 Insurance fees ...................................................      12,391
 Legal fees .......................................................      11,631
 Custodian fees ...................................................       8,289
 Registration expenses ............................................       7,292
 Auditing fees ....................................................       6,973
 Trustees fees ....................................................       6,014
 Report to shareholder expense ....................................       5,685
 12b-1 distribution fees (Class Z) ................................       4,396
 Miscellaneous expenses ...........................................      10,770
                                                                     ----------
   Total expenses .................................................     477,776
 Expenses reimbursed (Note E) .....................................     (46,540)
                                                                     ----------
   Net expenses ...................................................     431,236
                                                                     ----------
Net investment income .............................................   4,178,795
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
 Net realized gain on investments .................................   3,435,778
 Net change in unrealized appreciation
   on investments .................................................   1,349,117
                                                                     ----------
 Net realized and unrealized gain on investments ..................   4,784,895
                                                                     ----------
Increase in net assets from operations ............................  $8,963,690
                                                                     ==========

See accompanying notes to financial statements.

Intermediate Fixed Income Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2002 (Unaudited) and the year ended June 30, 2002

                                                    For the           For the
                                                Six Months Ended    Year Ended
                                                    12/31/02          6/30/02
                                                ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ......................     $  4,178,795     $ 10,442,070
 Net realized gain (loss) on investments ....        3,435,778         (633,214)
 Net change in unrealized appreciation/
  (depreciation) on investments..............        1,349,117        1,935,337
                                                  ------------     ------------
 Increase in net assets .....................        8,963,690       11,744,193
                                                  ------------     ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.....................       (4,203,037)     (10,612,437)
   Class Z shares............................          (79,918)         (50,745)
 From capital gains:
   Class McMorgan shares.....................         (462,797)      (1,783,139)
   Class Z shares............................           (9,025)         (10,222)
                                                  ------------     ------------
 Total dividends and distributions to
  shareholders...............................       (4,754,777)     (12,456,543)
                                                  ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................       11,326,818       28,797,977
   Class Z shares............................        6,295,539        4,926,494
 Net asset value of shares issued to
  shareholders in reinvestment of dividends
  and distributions:
   Class McMorgan shares.....................        4,482,083       12,101,744
   Class Z shares............................           88,942           60,965
                                                  ------------     ------------
                                                    22,193,382       45,887,180
 Cost of shares redeemed:
   Class McMorgan shares.....................      (18,316,260)     (84,091,963)
   Class Z shares............................       (5,053,743)      (2,952,108)
                                                  ------------     ------------
 Decrease in net assets derived from capital
  share transactions.........................       (1,176,621)     (41,156,891)
                                                  ------------     ------------
 Total increase (decrease) in net assets ....        3,032,292      (41,869,241)
Net Assets:
 Beginning of period ........................      166,054,904      207,924,145
                                                  ------------     ------------
 End of period (including undistributed net
  investment income of $176,180 and $280,340,
  respectively)..............................     $169,087,196     $166,054,904
                                                  ============     ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Intermediate Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                      For the            For the            For the         For the
                                                 Six Months Ended    Six Months Ended     Year Ended      Period Ended
                                                    12/31/02 ++         12/31/02++          6/30/02         6/30/02*
                                                 ----------------    ----------------   --------------    ------------
                                                  Class McMorgan         Class Z        Class McMorgan      Class Z
                                                 ----------------    ----------------   --------------    ------------
Net asset value, beginning of period .........       $  10.46            $ 10.45           $  10.50          $10.65
                                                     --------            -------           --------          ------
 Income from investment operations:
 Net investment income .......................           0.26               0.26               0.56            0.44
 Net realized and unrealized gain (loss) on
  investments.................................           0.30               0.30               0.06           (0.10)
                                                     --------            -------           --------          ------
   Total from investment operations...........           0.56               0.56               0.62            0.34
                                                     --------            -------           --------          ------
 Less dividends and distributions:
 From net investment income ..................          (0.27)             (0.26)             (0.57)          (0.45)
 From capital gains ..........................          (0.03)             (0.03)             (0.09)          (0.09)
                                                     --------            -------           --------          ------
   Total dividends and distributions..........          (0.30)             (0.29)             (0.66)          (0.54)
                                                     --------            -------           --------          ------
Net asset value, end of period ...............       $  10.72            $ 10.72           $  10.46          $10.45
                                                     ========            =======           ========          ======
Total return .................................           5.43%(a)           5.39%(a)           5.98%           3.25%(a)
Ratios/Supplemental Data:
 Net assets, end of period (in 000's) ........       $165,740            $ 3,348           $164,068          $1,987
 Ratio of expenses to average net assets
  before reimbursement and recovery of
  expenses by Advisor.........................           0.55% +            0.80% +            0.53%           0.78%+
 Ratio of expenses to average net assets
  after reimbursement and recovery of
  expenses by Advisor.........................           0.50% +            0.75% +            0.50%           0.75%+
 Ratio of net investment income to average
  net assets before reimbursement and
  recovery of expenses by Advisor.............           4.85% +            4.60% +            5.19%           4.94%+
 Ratio of net investment income to average
  net assets after reimbursement and
  recovery of expenses by Advisor.............           4.90% +            4.65% +            5.22%           4.97%+
 Portfolio turnover ..........................         123.36%            123.36%             76.07%          76.07%


                                                     For the          For the           For the          For the
                                                   Year Ended        Year Ended       Year Ended        Year Ended
                                                     6/30/01          6/30/00           6/30/99          6/30/98
                                                 --------------    --------------   --------------    --------------
                                                 Class McMorgan    Class McMorgan   Class McMorgan    Class McMorgan
                                                 --------------    --------------   --------------    --------------
Net asset value, beginning of period .........      $   9.99          $  10.26         $  10.53          $  10.26
                                                    --------          --------         --------          --------
 Income from investment operations:
 Net investment income .......................          0.60              0.58             0.57              0.60
 Net realized and unrealized gain (loss) on
  investments.................................          0.51             (0.23)           (0.23)             0.27
                                                    --------          --------         --------          --------
   Total from investment operations...........          1.11              0.35             0.34              0.87
                                                    --------          --------         --------          --------
 Less dividends and distributions:
 From net investment income ..................         (0.60)            (0.59)           (0.57)            (0.60)
 From capital gains ..........................            --             (0.03)           (0.04)               --
                                                    --------          --------         --------          --------
   Total dividends and distributions..........         (0.60)            (0.62)           (0.61)            (0.60)
                                                    --------          --------         --------          --------
Net asset value, end of period ...............      $  10.50          $   9.99         $  10.26          $  10.53
                                                    ========          ========         ========          ========
Total return .................................         11.37%             3.51%            3.25%             8.68%
Ratios/Supplemental Data:
 Net assets, end of period (in 000's) ........      $207,924          $170,822         $153,096          $121,710
 Ratio of expenses to average net assets
  before reimbursement and recovery of
  expenses by Advisor.........................          0.50%             0.52%            0.52%             0.55%
 Ratio of expenses to average net assets
  after reimbursement and recovery of
  expenses by Advisor.........................          0.50%             0.50%            0.50%             0.50%
 Ratio of net investment income to average
  net assets before reimbursement and
  recovery of expenses by Advisor.............          5.79%             5.79%            5.40%             5.74%
 Ratio of net investment income to average
  net assets after reimbursement and
  recovery of expenses by Advisor.............          5.79%             5.81%            5.42%             5.79%
 Portfolio turnover ..........................         56.64%            25.34%           40.40%            45.44%

---------------
*    Class Z commenced operations on September 4, 2001.
(a)  Total return is not annualized.
+    Annualized.
++   Unaudited.

See accompanying notes to financial statements.

Fixed Income Fund
Portfolio of Investments
December 31, 2002 (Unaudited)

FIXED INCOME SECURITIES 97.8%
CORPORATE BONDS 30.7%

                                                         Principal
                                                          Amount        Value
                                                         ----------------------
FINANCIAL SERVICES - 20.8%
American General Finance Co.
 5.375%, due 10/1/12 .................................   $140,000    $  143,102
Bank of America Corp.
 6.25%, due 4/15/12 ..................................    675,000       750,945
Boeing Capital Corp.
 5.75%, due 2/15/07 ..................................     55,000        58,114
 5.80%, due 1/15/13 ..................................    290,000       293,714
Citigroup, Inc.
 7.25%, due 10/1/10 ..................................    770,000       893,869
Countrywide Home Loans, Inc.
 5.625%, due 5/15/07 .................................     10,000        10,696
 5.625%, due 7/15/09 .................................    110,000       116,396
Credit Suisse First Boston, Inc.
 6.50%, due 1/15/12 ..................................    370,000       395,441
Ford Motor Credit Corp.
 6.375%, due 11/5/08 .................................    300,000       288,772
 6.50%, due 1/25/07 ..................................    325,000       321,009
GE Global Insurance Holding Corp.
 7.50%, due 6/15/10 ..................................     75,000        85,308
General Electric Capital Corp.
 5.875%, due 2/15/12 .................................    595,000       636,107
 6.00%, due 6/15/12 ..................................    160,000       172,748
General Motors Acceptance Corp.
 6.125%, due 8/28/07 .................................     50,000        50,593
 6.125%, due 1/22/08 .................................     70,000        70,470
 6.875%, due 9/15/11 .................................    475,000       473,698
Goldman Sachs Group, Inc.
 6.60%, due 1/15/12 ..................................    155,000       171,274
Household Finance Corp.
 6.40%, due 6/17/08 ..................................    240,000       255,921
 6.75%, due 5/15/11 ..................................    125,000       133,274
 7.65%, due 5/15/07 ..................................    100,000       111,140
International Lease Finance Corp.
 5.625%, due 6/1/07 ..................................    185,000       193,678
 6.375%, due 3/15/09 .................................    125,000       133,536
Lehman Brothers Holdings, Inc.
 7.00%, due 2/1/08 ...................................    230,000       260,028
MetLife, Inc.
 6.125%, due 12/1/11 .................................    225,000       242,856
Morgan Stanley Dean Witter & Co.
 6.60%, due 4/1/12 ...................................     90,000        99,749
 6.875%, due 3/1/07 ..................................    205,000       230,685
National Rural Utilities Cooperative
 Finance Corp.
 5.75%, due 8/28/09 ..................................    120,000       128,114
SLM Corp.
 5.05%, due 11/14/14 .................................    385,000       387,625
U.S. Bank of North America
 6.375%, due 8/1/11 ..................................    360,000       403,759
Wells Fargo & Co.
 6.25%, due 4/15/08 ..................................    280,000       315,469
Wells Fargo Financial, Inc.
 6.125%, due 4/18/12 .................................    395,000       436,115
                                                                     ----------
                                                                      8,264,205
                                                                     ----------

                                                        Principal
                                                         Amount        Value
                                                        -----------------------
INDUSTRIAL - 9.9%
Alcoa, Inc.
 5.375%, due 1/15/13 ................................   $125,000    $   132,298
 6.50%, due 6/1/11 ..................................     55,000         62,171
Anadarko Petroleum Corp.
 6.125%, due 3/15/12 ................................    225,000        246,228
AOL Time Warner, Inc.
 6.875%, due 5/1/12 .................................    340,000        359,075
Bell Atlantic Financial Verizon
 7.60%, due 3/15/07 .................................     15,000         17,107
Citizens Communications Co.
 7.625%, due 8/15/08 ................................    105,000        116,252
ConAgra Foods, Inc.
 6.75%, due 9/15/11 .................................     60,000         68,230
Conoco Funding Co.
 6.35%, due 10/15/11 ................................    380,000        424,338
Cox Communications, Inc.
 7.125%, due 10/1/12 ................................    105,000        116,627
 7.75%, due 11/1/09 .................................    120,000        136,675
First Data Corp.
 5.625%, due 11/1/11 ................................    200,000        211,637
Hewlett-Packard Co.
 5.50%, due 7/1/07 ..................................     35,000         37,537
 5.75%, due 12/15/06 ................................     85,000         91,345
IBM Corp.
 4.25%, due 9/15/09 .................................     60,000         61,264
 4.75%, due 11/29/12 ................................    190,000        190,735
Kimberly-Clark Corp.
 5.625%, due 2/15/12 ................................     60,000         65,794
Kraft Foods, Inc.
 5.625%, due 11/1/11 ................................    140,000        149,669
 6.25%, due 6/1/12 ..................................    115,000        128,601
Raytheon Co.
 6.15%, due 11/1/08 .................................    130,000        140,248
Safeway, Inc.
 5.80%, due 8/15/12 .................................    170,000        177,888
Target Corp.
 7.50%, due 8/15/10 .................................    195,000        231,483
TCI Communications, Inc.
 6.875%, due 2/15/06 ................................    300,000        317,099
Verizon New York, Inc.
 6.875%, due 4/1/12 .................................     35,000         39,319
Verizon Pennsylvania
 Series A
 5.65%, due 11/15/11 ................................    245,000        256,876
Viacom, Inc.
 5.625%, due 8/15/12 ................................     10,000         10,668
 6.625%, due 5/15/11 ................................    120,000        135,629
                                                                    -----------
                                                                      3,924,793
                                                                    -----------
Total Corporate Bonds
 (Cost $11,457,460) .................................                12,188,998
                                                                    -----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds

U.S. GOVERNMENT SECURITIES 33.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS 26.2%

                                                       Principal
                                                         Amount        Value
                                                       ------------------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION - 8.5%
 5.125%, due 7/15/12 ...............................   $2,840,000   $ 3,022,714
 5.25%, due 1/15/06 ................................      320,000       347,633
                                                                    -----------
                                                                      3,370,347
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.6%
 5.50%, due 3/15/11 ................................    1,200,000     1,315,205
 6.375%, due 6/15/09 ...............................    2,245,000     2,597,705
 10.35%, due 12/10/15 ..............................      965,000     1,503,320
                                                                    -----------
                                                                      5,416,230
                                                                    -----------
FINANCING CORPORATION COUPON STRIP - 0.4%
 0.00%, due 5/11/18 (a) ............................      400,000       171,779
                                                                    -----------
GUARANTEED EXPORT CERTIFICATES - 0.0% (b)
 6.13%, due 6/15/04 ................................       10,588        10,615
                                                                    -----------
RESOLUTION FUNDING CORPORATION STRIP - 3.7%
 0.00%, due 4/15/17 (a) ............................      250,000       118,303
 0.00%, due 10/15/19 (a) ...........................    3,375,000     1,355,673
                                                                    -----------
                                                                      1,473,976
                                                                    -----------
Total U.S. Government Agency Obligations
 (Cost $10,037,547) ................................                 10,442,947
                                                                    -----------
U.S. TREASURY OBLIGATIONS 7.3%
UNITED STATES TREASURY INFLATIONARY INDEXED BOND - 4.0%
 3.375%, due 4/15/32 ...............................      955,000     1,125,269
 3.875%, due 4/15/29 ...............................      360,000       485,484
                                                                    -----------
                                                                      1,610,753
                                                                    -----------
UNITED STATES TREASURY BOND - 3.3%
 7.50%, due 11/15/16 ...............................      985,000     1,288,118
                                                                    -----------
Total U.S. Treasury Obligations
 (Cost $2,734,538) .................................                  2,898,871
                                                                    -----------
Total U.S. Government Securities
 (Cost $12,772,085) ................................                 13,341,818
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 33.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.5%
 4.75%, due 1/15/26 ................................      300,000       300,550
 4.75%, due 12/15/26 ...............................      600,000       616,406
 5.25%, due 10/15/22 ...............................      700,000       716,303
 5.50%, due 4/15/10 ................................      575,292       595,275
 5.50%, due 9/15/23 ................................      200,000       205,414
 5.50%, due 3/15/24 ................................      300,000       308,241
 5.75%, due 9/15/16 ................................      510,000       539,456
 5.75%, due 2/15/23 ................................      700,000       729,316

                                                       Principal
                                                         Amount        Value
                                                       ------------------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION (Continued)
 5.75%, due 6/15/23 ................................   $  475,900   $   480,235
 5.75%, due 3/15/24 ................................      300,000       304,510
 5.75%, due 1/15/25 ................................      500,000       518,993
 5.75%, due 6/15/25 ................................      600,000       623,602
 6.00%, due 1/15/05 ................................      100,000       103,382
 6.00%, due 2/15/12 ................................      176,970       186,693
 6.00%, due 12/15/23 ...............................      400,000       405,254
 6.00%, due 1/15/24 ................................      300,000       310,846
 6.00%, due 3/15/24 ................................      500,000       508,941
 6.00%, due 11/15/24 ...............................      700,000       735,470
 6.00%, due 2/15/27 ................................    1,000,000     1,050,919
 6.00%, due 7/15/27 ................................      250,000       264,762
 6.00%, due 9/15/27 ................................       35,000        36,774
 6.00%, due 11/15/27 ...............................      450,000       473,520
 6.10%, due 8/15/28 ................................      124,071       126,074
                                                                    -----------
                                                                     10,140,936
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.1%
 4.75%, due 7/25/08 ................................      500,000       509,441
 5.25%, due 9/25/24 ................................      225,000       232,340
 5.50%, due 5/25/17 ................................      700,000       717,918
 5.75%, due 12/25/22 ...............................      500,000       516,092
 5.75%, due 3/25/27 ................................      200,000       208,406
 6.00%, due 1/25/25 ................................      150,000       155,149
 6.00%, due 3/25/25 ................................      200,000       207,872
 6.00%, due 4/25/27 ................................      250,000       261,016
 6.00%, due 10/25/27 ...............................      145,000       151,540
 6.00%, due 1/25/28 ................................      250,000       263,167
                                                                    -----------
                                                                      3,222,941
                                                                    -----------
Total Collateralized Mortgage Obligations
 (Cost $12,793,195) ................................                 13,363,877
                                                                    -----------
Total Fixed Income Securities
 (Cost $37,022,740) (c) ............................         97.8%   38,894,693
Cash and Other Assets,
 Less Liabilities ..................................          2.2       894,275
                                                       ----------   -----------
Net Assets .........................................        100.0%  $39,788,968
                                                       ==========   ===========
(a) Zero coupon bond.
(b) Less than one tenth of a percent.
(c) Aggregate cost for federal income tax purposes is $37,045,678 and net unrealized appreciation is as follows:
    Gross unrealized appreciation...................                $ 1,895,273
    Gross unrealized depreciation...................                    (46,258)
                                                                    -----------
    Net unrealized appreciation.....................                $ 1,849,015
                                                                    ===========

See accompanying notes to financial statements.

Fixed Income Fund
Statement of Assets and Liabilities
As of December 31, 2002 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $37,022,740) ............................................  $38,894,693
 Cash-interest bearing accounts ..................................      474,486
 Interest receivable .............................................      378,813
 Receivable for fund shares sold .................................       68,920
 Receivable for securities sold ..................................       51,851
 Receivable from Advisor, net ....................................        1,196
 Other assets ....................................................       13,550
                                                                    -----------
   Total assets ..................................................   39,883,509
                                                                    -----------
LIABILITIES:
 Payable for securities purchased ................................       52,123
 Payable for fund shares redeemed ................................       14,730
 Accrued expenses ................................................       27,688
                                                                    -----------
   Total liabilities .............................................       94,541
                                                                    -----------
Net Assets .......................................................  $39,788,968
                                                                    ===========
NET ASSETS CONSIST OF:
 Capital paid-in .................................................  $37,863,877
 Accumulated undistributed net investment income .................       46,563
 Accumulated net realized gain on investments ....................        6,575
 Net unrealized appreciation on investments ......................    1,871,953
                                                                    -----------
                                                                    $39,788,968
                                                                    ===========
Net Assets:
 Class McMorgan ..................................................  $35,355,198
 Class Z .........................................................    4,433,770
                                                                    -----------
                                                                    $39,788,968
                                                                    ===========
Shares Outstanding:
 Class McMorgan ..................................................    3,105,583
                                                                    ===========
 Class Z .........................................................      389,455
                                                                    ===========
Net asset value and redemption price per share:
 Class McMorgan ..................................................  $     11.38
                                                                    ===========
 Class Z .........................................................  $     11.38
                                                                    ===========

Statement of Operations
For the six months ended December 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest ..........................................................  $1,027,754
                                                                     ----------
Expenses:
 Investment advisory fees (Note E) ................................      63,534
 Transfer agent fees ..............................................      25,532
 Accounting fees ..................................................      20,921
 Administration fees ..............................................      15,238
 Registration expenses ............................................       9,818
 Auditing fees ....................................................       6,216
 12b-1 distribution fees (Class Z) ................................       5,081
 Custodian fees ...................................................       3,313
 Legal fees .......................................................       2,339
 Report to shareholder expense ....................................       2,211
 Insurance fees ...................................................       1,749
 Trustees fees ....................................................       1,200
 Miscellaneous expenses ...........................................       7,965
                                                                     ----------
   Total expenses .................................................     165,117
 Expenses reimbursed (Note E) .....................................     (68,303)
                                                                     ----------
   Net expenses ...................................................      96,814
                                                                     ----------
Net investment income .............................................     930,940
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments .................................     577,706
 Net change in unrealized appreciation
   on investments .................................................   1,092,454
                                                                     ----------
 Net realized and unrealized gain on investments ..................   1,670,160
                                                                     ----------
Increase in net assets from operations ............................  $2,601,100
                                                                     ==========

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Fixed Income Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2002 (Unaudited) and the year ended June 30, 2002

                                                                                                         For the          For the
                                                                                                     Six Months Ended    Year Ended
                                                                                                         12/31/02         6/30/02
                                                                                                     ----------------   -----------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ..............................................................................  $   930,940      $ 1,697,494
 Net realized gain (loss) on investments ............................................................      577,706         (345,051)
 Net change in unrealized appreciation/(depreciation) on investments ................................    1,092,454          710,657
                                                                                                       -----------      -----------
 Increase in net assets .............................................................................    2,601,100        2,063,100
                                                                                                       -----------      -----------
Dividends to shareholders:
 From net investment income:
   Class McMorgan shares.............................................................................     (842,918)      (1,585,536)
   Class Z shares....................................................................................     (102,885)        (126,110)
                                                                                                       -----------      -----------
 Total dividends to shareholders ....................................................................     (945,803)      (1,711,646)
                                                                                                       -----------      -----------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.............................................................................    6,819,840        5,388,885
   Class Z shares....................................................................................    3,770,250        3,727,838
 Net asset value of shares issued to shareholders in reinvestment of dividends:
   Class McMorgan shares.............................................................................      814,514        1,508,737
   Class Z shares....................................................................................      102,885          126,108
                                                                                                       -----------      -----------
                                                                                                        11,507,489       10,751,568
 Cost of shares redeemed:
   Class McMorgan shares.............................................................................   (3,064,251)      (6,495,068)
   Class Z shares....................................................................................   (2,715,138)      (2,455,498)
                                                                                                       -----------      -----------
 Increase in net assets derived from capital share transactions .....................................    5,728,100        1,801,002
                                                                                                       -----------      -----------
 Total increase in net assets .......................................................................    7,383,397        2,152,456
Net Assets:
 Beginning of period ................................................................................   32,405,571       30,253,115
                                                                                                       -----------      -----------
 End of period (including undistributed net investment income of $46,563 and $61,426, respectively)..  $39,788,968      $32,405,571
                                                                                                       ===========      ===========

See accompanying notes to financial statements.

Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                     For the         For the
                                                   Six Months      Six Months       For the         For the        For the
                                                      Ended           Ended        Year Ended     Year Ended      Year Ended
                                                   12/31/02 ++     12/31/02++       6/30/02         6/30/02        6/30/01
                                                 --------------    ----------    --------------   ----------    --------------
                                                 Class McMorgan      Class Z     Class McMorgan     Class Z     Class McMorgan
                                                 --------------    ----------    --------------   ----------    --------------
Net asset value, beginning of period .........       $ 10.86         $10.86         $ 10.74         $10.74         $ 10.23
                                                     -------         ------         -------         ------         -------
 Income from investment operations:
 Net investment income .......................          0.28           0.27            0.60           0.55            0.62
 Net realized and unrealized gain (loss) on
  investments.................................          0.53           0.53            0.12           0.14            0.52
                                                     -------         ------         -------         ------         -------
   Total from investment operations...........          0.81           0.80            0.72           0.69            1.14
                                                     -------         ------         -------         ------         -------
 Less dividends and distributions:
 From net investment income ..................         (0.29)         (0.28)          (0.60)         (0.57)          (0.63)
 From capital gains ..........................             -              -               -              -               -
                                                     -------         ------         -------         ------         -------
   Total dividends and distributions..........         (0.29)         (0.28)          (0.60)         (0.57)          (0.63)
                                                     -------         ------         -------         ------         -------
Net asset value, end of period ...............       $ 11.38         $11.38         $ 10.86         $10.86         $ 10.74
                                                     =======         ======         =======         ======         =======
Total return .................................          7.57%(a)       7.44%(a)        6.81%          6.55%          11.38%
Ratios/Supplemental Data:
 Net assets, end of period (in 000's) ........       $35,355         $4,434         $29,292         $3,114         $28,554
 Ratio of expenses to average net assets
  before reimbursement and recovery of
  expenses by Advisor.........................          0.88%+         1.13%+          0.89%          1.14%           0.82%
 Ratio of expenses to average net assets
  after reimbursement and recovery of
  expenses by Advisor.........................          0.50%+         0.75%+          0.50%(b)       0.75%(c)        0.50%
 Ratio of net investment income to average
  net assets before reimbursement and
  recovery of expenses by Advisor.............          4.75%+         4.50%+          4.87%          4.62%           5.53%
 Ratio of net investment income to average
  net assets after reimbursement and
  recovery of expenses by Advisor.............          5.13%+         4.88%+          5.27%          5.02%           5.85%
 Portfolio turnover ..........................         52.71%         52.71%          94.80%         94.80%          58.66%


                                                    For the         For the           For the          For the
                                                 Period Ended      Year Ended       Year Ended        Year Ended
                                                   6/30/01*         6/30/00           6/30/99          6/30/98
                                                 ------------    --------------   --------------    --------------
                                                    Class Z      Class McMorgan   Class McMorgan    Class McMorgan
                                                 ------------    --------------   --------------    --------------
Net asset value, beginning of period .........      $10.87          $ 10.52           $ 10.89          $ 10.44
                                                    ------          -------           -------          -------
 Income from investment operations:
 Net investment income .......................        0.24             0.63              0.61             0.62
 Net realized and unrealized gain (loss) on
  investments.................................       (0.13)           (0.27)            (0.35)            0.47
                                                    ------          -------           -------          -------
   Total from investment operations...........        0.11             0.36              0.26             1.09
                                                    ------          -------           -------          -------
 Less dividends and distributions:
 From net investment income ..................       (0.24)           (0.63)            (0.61)           (0.62)
 From capital gains ..........................           -            (0.02)            (0.02)           (0.02)
                                                    ------          -------           -------          -------
   Total dividends and distributions..........       (0.24)           (0.65)            (0.63)           (0.64)
                                                    ------          -------           -------          -------
Net asset value, end of period ...............      $10.74          $ 10.23           $ 10.52          $ 10.89
                                                    ======          =======           =======          =======
Total return .................................        1.03%(a)         3.52%             2.34%           10.71%
Ratios/Supplemental Data:
 Net assets, end of period (in 000's) ........      $1,699          $22,045           $27,408          $22,202
 Ratio of expenses to average net assets
  before reimbursement and recovery of
  expenses by Advisor.........................        1.07%+           0.76%             0.93%            1.17%
 Ratio of expenses to average net assets
  after reimbursement and recovery of
  expenses by Advisor.........................        0.75%+           0.50%             0.50%            0.50%
 Ratio of net investment income to average
  net assets before reimbursement and
  recovery of expenses by Advisor.............        5.28%+           5.71%             5.16%            5.26%
 Ratio of net investment income to average
  net assets after reimbursement and
  recovery of expenses by Advisor.............        5.60%+           5.97%             5.59%            5.93%
 Portfolio turnover ..........................       58.66%           27.59%            29.32%           58.22%

---------------
*    Class Z commenced operations on February 1, 2001.
(a)  Total return is not annualized.
(b)  Restated from 0.49% to 0.50%.
(c)  Restated from 0.74% to 0.75%.
+    Annualized.
++   Unaudited.

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Balanced Fund
Portfolio of Investments
December 31, 2002 (Unaudited)
COMMON STOCKS 58.2%


                                                             Shares      Value
                                                             -------------------
BUSINESS EQUIPMENT & SERVICES - 0.8%
Automatic Data Processing, Inc. .........................    13,600   $  533,800
Electronic Data Systems Corp. ...........................     9,300      171,399
Paychex, Inc. ...........................................    10,300      287,370
                                                                      ----------
                                                                         992,569
                                                                      ----------
CAPITAL GOODS - 2.1%
Emerson Electric Co. ....................................    18,500      940,725
PPG Industries, Inc. ....................................    14,100      707,115
Tyco International, Ltd. ................................    65,396    1,116,964
                                                                      ----------
                                                                       2,764,804
                                                                      ----------
CONSUMER DURABLES - 0.6%
Ford Motor Co. ..........................................    35,865      333,544
General Motors Corp. ....................................    11,600      427,576
                                                                      ----------
                                                                         761,120
                                                                      ----------
CONSUMER NON-DURABLES - 4.6%
Anheuser-Busch Cos., Inc. ...............................    14,200      687,280
Eastman Kodak Co. .......................................     2,900      101,616
Kimberly-Clark Corp. ....................................     9,600      455,712
PepsiCo, Inc. ...........................................    23,900    1,009,058
Philip Morris Cos., Inc. ................................    52,800    2,139,984
Procter & Gamble Co. (The) ..............................    10,100      867,994
Sara Lee Corp. ..........................................    36,400      819,364
                                                                      ----------
                                                                       6,081,008
                                                                      ----------
CONSUMER SERVICES - 1.4%
AOL Time Warner, Inc. (a) ...............................    43,000      563,300
Comcast Corp. (a) .......................................     6,028      142,080
Knight-Ridder, Inc. .....................................    12,400      784,300
Walt Disney Co. (The) ...................................    23,000      375,130
                                                                      ----------
                                                                       1,864,810
                                                                      ----------
ENERGY - 4.0%
BP PLC ADR (b) ..........................................    20,522      834,219
Burlington Resources, Inc. ..............................     8,350      356,128
ChevronTexaco Corp. .....................................    21,767    1,447,070
ExxonMobil Corp. ........................................    43,306    1,513,112
Royal Dutch Petroleum Co. ADR (b) .......................     9,400      413,788
Schlumberger Ltd. .......................................    16,900      711,321
                                                                      ----------
                                                                       5,275,638
                                                                      ----------
FINANCIAL SERVICES - 12.2%
Allstate Corp. (The) ....................................    20,100      743,499
American International Group, Inc. ......................    28,677    1,658,965
Bank of America Corp. ...................................    35,826    2,492,415
Bank One Corp. ..........................................    11,800      431,290
Chubb Corp. (The) .......................................    14,100      736,020
Citigroup, Inc. .........................................    90,632    3,189,340
Fannie Mae ..............................................    42,300    2,721,159
JP Morgan Chase & Co. ...................................    75,716    1,817,184
Travelers Property Casualty Class A (a) .................     3,963       58,058
Travelers Property Casualty Class B (a) .................     8,076      118,313
U.S. Bancorp ............................................    44,337      940,831


                                                           Shares       Value
                                                           ---------------------
FINANCIAL SERVICES (Continued)
Wachovia Corp. ........................................     29,300   $ 1,067,692
Washington Mutual, Inc. ...............................      9,100       314,223
                                                                     -----------
                                                                      16,288,989
                                                                     -----------
HEALTH CARE - 9.5%
Baxter International, Inc. ............................     26,000       728,000
Bristol-Myers Squibb Co. ..............................     21,100       488,465
Cardinal Health, Inc. .................................      9,600       568,224
Genentech, Inc. (a) ...................................     14,900       494,084
HCA, Inc. .............................................     11,725       486,588
Johnson & Johnson .....................................     38,078     2,045,169
Lilly (Eli) & Co. .....................................     15,400       977,900
Merck & Co., Inc. .....................................     28,700     1,624,707
Pfizer, Inc. ..........................................     67,875     2,074,939
Pharmacia Corp. .......................................     23,900       999,020
Schering-Plough Corp. .................................     37,400       830,280
UnitedHealth Group, Inc. ..............................     14,450     1,206,575
Zimmer Holdings, Inc. (a) .............................      2,330        96,742
                                                                     -----------
                                                                      12,620,693
                                                                     -----------
MULTI - INDUSTRY - 3.2%
3M Co. ................................................      8,300     1,023,390
General Electric Co. ..................................    105,000     2,556,750
Honeywell International, Inc. .........................     27,875       669,000
                                                                     -----------
                                                                       4,249,140
                                                                     -----------
RAW MATERIALS - 1.4%
Alcoa, Inc. ...........................................     30,000       683,400
Dow Chemical Co. (The) ................................     20,800       617,760
E.I. du Pont de Nemours & Co. .........................     14,185       601,444
                                                                     -----------
                                                                       1,902,604
                                                                     -----------
RETAIL - 4.0%
Albertson's, Inc. .....................................     28,650       637,749
Costco Wholesale Corp. (a) ............................     14,500       406,870
Home Depot, Inc. (The) ................................     36,000       862,560
Kroger Co. (a) ........................................     32,000       494,400
May Department Stores Co. (The) .......................     19,425       446,387
Penney (J.C.) Co., Inc. ...............................     14,800       340,548
Sears, Roebuck & Co. ..................................     14,200       340,090
Walgreen Co. ..........................................     25,700       750,183
Wal-Mart Stores, Inc. .................................     21,800     1,101,118
                                                                     -----------
                                                                       5,379,905
                                                                     -----------
SHELTER - 0.1%
Georgia-Pacific Group .................................     11,800       190,688
                                                                     -----------
TECHNOLOGY - 10.1%
Agere Systems, Inc. Class A (a) .......................        271           390
Agere Systems, Inc. Class B (a) .......................      6,791         9,507
Agilent Technologies, Inc. (a) ........................      8,643       155,228
Applied Materials, Inc. (a) ...........................     24,400       317,932
BMC Software, Inc. (a) ................................     16,000       273,760
Cisco Systems, Inc. (a) ...............................    124,500     1,630,950

See accompanying notes to financial statements.

Balanced Fund
Portfolio of Investments (Continued)
December 31, 2002 (Unaudited)
COMMON STOCKS (Continued)


                                                           Shares       Value
                                                          ----------------------
TECHNOLOGY (Continued)
Comverse Technology, Inc. (a) ........................      18,100   $   181,362
Dell Computer Corp. (a) ..............................      17,900       478,646
EMC Corp. (a) ........................................      40,600       249,284
Hewlett-Packard Co. ..................................      71,075     1,233,862
Intel Corp. ..........................................      91,100     1,418,427
International Business Machines Corp. ................      33,100     2,565,250
JDS Uniphase Corp. (a) ...............................      35,000        86,450
Lucent Technologies, Inc. (a) ........................      25,628        32,291
Microsoft Corp. (a) ..................................      52,900     2,734,930
Motorola, Inc. .......................................      63,350       547,978
Novellus Systems, Inc. (a) ...........................       7,200       202,176
Parametric Technology Corp. (a) ......................      26,900        67,788
Solectron Corp. (a) ..................................      26,200        93,010
Teradyne, Inc. (a) ...................................       2,700        35,127
Texas Instruments, Inc. ..............................      31,400       471,314
VERITAS Software Corp. (a) ...........................      33,139       517,631
Xilinx, Inc. (a) .....................................       7,100       146,260
                                                                     -----------
                                                                      13,449,553
                                                                     -----------
TRANSPORTATION - 0.3%
CSX Corp. ............................................      13,800       390,678
                                                                     -----------
UTILITIES - 3.9%
AT&T Corp. ...........................................       3,745        97,782
AT&T Wireless Services, Inc. (a) .....................       6,917        39,081
El Paso Corp. ........................................      16,500       114,840
Entergy Corp. ........................................      13,200       601,788
Exelon Corp. .........................................      17,212       908,277
SBC Communications, Inc. .............................      48,434     1,313,046
TXU Corp. ............................................      13,200       246,576
Verizon Communications, Inc. .........................      26,442     1,024,628
Vodafone Group PLC ADR (b) ...........................      45,100       817,212
                                                                     -----------
                                                                       5,163,230
                                                                     -----------
Total Common Stocks
 (Cost $102,547,077) .................................                77,375,429
                                                                     -----------

FIXED INCOME SECURITIES 39.7%
CORPORATE BONDS 15.0%


                                                        Principal
                                                          Amount
                                                        ----------
FINANCIAL SERVICES - 9.7%
American General Finance Co.
 5.375%, due 10/1/12 ...............................    $  250,000       255,539
Bank of America Corp.
 6.25%, due 4/15/12 ................................     1,040,000     1,157,011
Beneficial Corp.
 6.96%, due 2/13/06 ................................       150,000       157,130
Boeing Capital Corp.
 5.75%, due 2/15/07 ................................       125,000       132,078
 5.80%, due 1/15/13 ................................       355,000       359,546




                                                        Principal
                                                          Amount        Value
                                                        ------------------------
FINANCIAL SERVICES (Continued)
Citigroup, Inc.
 7.25%, due 10/1/10 ................................    $1,300,000   $ 1,509,130
Countrywide Home Loans, Inc.
 5.625%, due 5/15/07 ...............................        20,000        21,392
 5.625%, due 7/15/09 ...............................       230,000       243,373
Credit Suisse First Boston, Inc.
 6.50%, due 1/15/12 ................................       520,000       555,755
Ford Motor Credit Corp.
 6.375%, due 11/5/08 ...............................       415,000       399,468
 6.55%, due 7/7/03 .................................       125,000       126,590
 7.375%, due 10/28/09 ..............................       400,000       396,345
GE Global Insurance Holding Corp.
 7.50%, due 6/15/10 ................................       205,000       233,174
General Electric Capital Corp.
 5.875%, due 2/15/12 ...............................       795,000       849,924
 6.00%, due 6/15/12 ................................       170,000       183,545
General Motors Acceptance Corp.
 6.15%, due 4/5/07 .................................       840,000       854,618
 6.875%, due 9/15/11 ...............................        20,000        19,945
Goldman Sachs Group, Inc. (The)
 6.60%, due 1/15/12 ................................       250,000       276,249
Household Finance Corp.
 6.40%, due 6/17/08 ................................        55,000        58,649
 6.75%, due 5/15/11 ................................       485,000       517,102
International Lease Finance Corp.
 5.625%, due 6/1/07 ................................       325,000       340,245
 6.375%, due 3/15/09 ...............................       275,000       293,778
Lehman Brothers Holdings, Inc.
 7.00%, due 2/1/08 .................................       390,000       440,917
MetLife, Inc.
 6.125%, due 12/1/11 ...............................       390,000       420,951
Morgan Stanley Dean Witter & Co.
 6.875%, due 3/1/07 ................................       520,000       585,151
National Rural Utilities Cooperative
 Finance Corp.
 5.75%, due 8/28/09 ................................       225,000       240,214
SLM Corp.
 5.05%, due 11/14/14 ...............................       555,000       558,784
Transamerica Corp.
 6.75%, due 11/15/06 ...............................       190,000       210,040
U.S. Bank of North America
 6.375%, due 8/1/11 ................................       520,000       583,208
Wells Fargo & Co.
 5.125%, due 2/15/07 ...............................       250,000       268,504
 6.25%, due 4/15/08 ................................       100,000       112,667
Wells Fargo Financial, Inc.
 5.875%, due 8/15/08 ...............................       135,000       149,443
 6.125%, due 4/18/12 ...............................       425,000       469,237
                                                                     -----------
                                                                      12,979,702
                                                                     -----------
INDUSTRIAL - 5.3%
Alcoa Inc.
 5.375%, due 1/15/13 ...............................       300,000       317,514
 6.50%, due 6/1/11 .................................        70,000        79,127

See accompanying notes to financial statements.

                                                                 McMorgan Funds


                                                         Principal
                                                          Amount        Value
                                                         -----------------------
INDUSTRIAL (Continued)
Anadarko Petroleum Corp.
 6.125%, due 3/15/12 ................................    $390,000    $   426,796
AOL Time Warner, Inc.
 6.875%, due 5/1/12 .................................     520,000        549,174
Bell Atlantic Financial Verizon
 7.60%, due 3/15/07 .................................      60,000         68,428
Citizens Communications Co.
 7.625%, due 8/15/08 ................................     190,000        210,361
ConAgra Foods, Inc.
 6.75%, due 9/15/11 .................................     110,000        125,087
Conoco Funding Co.
 6.35%, due 10/15/11 ................................     520,000        580,673
Cox Communications, Inc.
 7.125%, due 10/1/12 ................................     165,000        183,271
 7.75%, due 11/1/10 .................................     170,000        193,622
First Data Corp.
 5.625%, due 11/1/11 ................................     440,000        465,602
Hewlett-Packard Co.
 5.50%, due 7/1/07 ..................................      80,000         85,799
 5.75%, due 12/15/06 ................................     190,000        204,183
IBM Corp.
 4.25%, due 9/15/09 .................................     115,000        117,422
 4.75%, due 11/29/12 ................................     275,000        276,065
Kimberly-Clark Corp.
 5.625%, due 2/15/12 ................................     120,000        131,588
Kraft Foods, Inc.
 5.625%, due 11/1/11 ................................     255,000        272,611
 6.25%, due 6/1/12 ..................................     265,000        296,342
Raytheon Co.
 6.15%, due 11/1/08 .................................     250,000        269,707
Safeway, Inc.
 5.80%, due 8/15/12 .................................     260,000        272,064
Sears Roebuck Acceptance Corp.
 6.90%, due 8/1/03 ..................................     115,000        116,019
Target Corp.
 7.50%, due 8/15/10 .................................     475,000        563,870
TCI Communications, Inc.
 6.875%, due 2/15/06 ................................     395,000        417,514
Verizon Pennsylvania
 5.65%, due 11/15/11 ................................     465,000        487,540
Viacom, Inc.
 6.25%, due 4/15/08 .................................      35,000         37,339
 6.625%, due 5/15/11 ................................     275,000        310,817
                                                                     -----------
                                                                       7,058,535
                                                                     -----------
Total Corporate Bonds
 (Cost $18,676,737) .................................                 20,038,237
                                                                     -----------

U.S. GOVERNMENT SECURITIES 9.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS 6.2%


AID-ISRAEL - 0.3%
 0.00%, due 8/15/12 (c) ...............................     495,000      318,361
                                                                      ----------


                                                        Principal
                                                          Amount        Value
                                                        ------------------------
FEDERAL HOME LOAN MORTGAGE
 CORPORATION - 3.3%
 5.125%, due 7/15/12 ...............................    $4,155,000   $ 4,422,316
                                                                     -----------
FINANCING CORP. - 0.1%
 8.60%, due 9/26/19 ................................       125,000       172,495
                                                                     -----------
RESOLUTION FUNDING STRIP - 2.5%
 0.00%, due 10/15/19 (c) ...........................     8,395,000     3,372,112
                                                                     -----------
Total U.S. Government Agency Obligations
 (Cost $7,887,939) .................................                   8,285,284
                                                                     -----------
U.S. TREASURY OBLIGATIONS 3.7%
UNITED STATES TREASURY BOND - 1.2%
 7.50%, due 11/15/16 ...............................     1,215,000     1,588,897
                                                                     -----------
UNITED STATES TREASURY INFLATIONARY
 INDEXED BOND - 2.5%
 3.375%, due 4/15/32 ...............................     1,945,000     2,291,779
 3.875%, due 4/15/29 ...............................       800,000     1,078,852
                                                                     -----------
                                                                       3,370,631
                                                                     -----------
Total U.S. Treasury Obligations
 (Cost $4,650,730) .................................                   4,959,528
                                                                     -----------
Total U.S. Government Securities
 (Cost $12,538,669) ................................                  13,244,812
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS 14.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.1%
 4.75%, due 12/15/26 ...............................       500,000       513,672
 5.25%, due 10/15/22 ...............................     1,000,000     1,023,290
 5.50%, due 4/15/21 ................................     1,000,000     1,024,030
 5.50%, due 1/15/24 ................................     1,500,000     1,542,225
 5.50%, due 3/15/24 ................................       800,000       821,976
 5.50%, due 4/15/24 ................................       500,000       514,663
 5.75%, due 9/15/16 ................................     1,100,000     1,163,533
 5.75%, due 3/15/24 ................................       300,000       304,510
 5.95%, due 11/15/21 ...............................       247,444       251,458
 6.00%, due 2/15/12 ................................       539,758       569,413
 6.00%, due 12/15/23 ...............................       500,000       506,567
 6.00%, due 1/15/24 ................................       400,000       414,462
 6.00%, due 6/15/25 ................................       500,000       526,934
 6.00%, due 3/15/26 ................................       125,000       128,844
 6.00%, due 2/15/27 ................................       125,000       131,365
 6.00%, due 2/15/27 ................................       150,000       156,883
 6.00%, due 9/15/27 ................................       100,000       105,069
 6.00%, due 11/15/27 ...............................       200,000       210,453
 6.10%, due 8/15/28 ................................        62,035        63,037
 6.25%, due 4/15/27 ................................        15,154        15,448
 6.50%, due 9/15/21 ................................       209,976       212,653
 6.50%, due 11/15/21 ...............................       202,145       205,257
 6.50%, due 11/15/22 ...............................       350,000       369,346
                                                                     -----------
                                                                      10,775,088
                                                                     -----------

See accompanying notes to financial statements.

Balanced Fund
Portfolio of Investments (Continued)
December 31, 2002 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)


                                                       Principal
                                                         Amount         Value
                                                       -------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.3%
 5.25%, due 9/25/24 ...............................    $  500,000   $    516,311
 5.25%, due 2/25/29 ...............................       440,331        446,483
 5.50%, due 5/25/17 ...............................     1,000,000      1,025,597
 5.75%, due 12/25/22 ..............................     1,450,000      1,496,667
 6.00%, due 7/25/20 ...............................       122,139        126,518
 6.00%, due 7/25/22 ...............................        50,000         51,383
 6.00%, due 5/25/25 ...............................       950,000        987,041
 6.00%, due 4/25/27 ...............................       500,000        522,033
 6.00%, due 10/25/27 ..............................       410,000        428,492
 6.00%, due 2/25/28 ...............................     1,500,000      1,578,861
 6.00%, due 2/25/29 ...............................       222,845        228,114
 6.00%, due 5/25/29 ...............................       142,080        146,012
 6.50%, due 7/18/22 ...............................       450,000        454,407
 6.50%, due 7/25/22 ...............................       271,441        276,475
                                                                    ------------
                                                                       8,284,394
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.4%
 5.50%, due 3/20/07 ...............................       525,000        541,609
                                                                    ------------
Total Collateralized Mortgage Obligations
 (Cost $18,693,095) ...............................                   19,601,091
                                                                    ------------
Total Fixed Income Securities
 (Cost $49,908,501) ...............................                   52,884,140
                                                                    ------------
Total Investments
 (Cost $152,455,578) (d) ..........................          97.9%   130,259,569
Cash and Other Assets,
 Less Liabilities .................................           2.1      2,772,306
                                                       ----------   ------------
Net Assets ........................................         100.0%  $133,031,875
                                                       ==========   ============
(a) Non-dividend paying stock.
(b) ADR - American Depositary Receipt.
(c) Zero coupon bond.
(d) Aggregate cost for federal income tax purposes is $152,609,301 and net unrealized depreciation is as follows:
    Gross unrealized appreciation..................                 $  7,335,131
    Gross unrealized depreciation..................                  (29,684,863)
                                                                    ------------
    Net unrealized depreciation....................                 $(22,349,732)
                                                                    ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds
Balanced Fund
Statement of Assets and Liabilities
As of December 31, 2002 (Unaudited)


ASSETS:
 Investments in securities at value
   (cost $152,455,578) ..........................................   $130,259,569
 Cash-interest bearing accounts .................................      2,085,769
 Dividends and interest receivable ..............................        696,311
 Receivable for fund shares sold ................................         92,621
 Other assets ...................................................          9,403
                                                                    ------------
   Total assets .................................................    133,143,673
                                                                    ------------
LIABILITIES:
 Payable to Advisor, net ........................................         40,339
 Payable for fund shares redeemed ...............................         26,474
 Accrued expenses ...............................................         44,985
                                                                    ------------
   Total liabilities ............................................        111,798
                                                                    ------------
Net Assets ......................................................   $133,031,875
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $159,342,221
 Accumulated undistributed net investment income ................         95,131
 Accumulated net realized loss on investments ...................     (4,209,468)
 Net unrealized depreciation on investments .....................    (22,196,009)
                                                                    ------------
                                                                    $133,031,875
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $126,335,722
 Class Z ........................................................      6,696,153
                                                                    ------------
                                                                    $133,031,875
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................      8,584,956
                                                                    ============
 Class Z ........................................................        455,037
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      14.72
                                                                    ============
 Class Z ........................................................   $      14.72
                                                                    ============

Statement of Operations
For the six months ended December 31, 2002 (Unaudited)


INVESTMENT INCOME:
Interest .........................................................   $ 1,859,227
Dividends (net of foreign withholding taxes of $3,827) ...........       960,793
                                                                     -----------
   Total investment income .......................................     2,820,020
                                                                     -----------
Expenses:
 Investment advisory fees (Note E) ...............................       348,504
 Administration fees .............................................        45,093
 Transfer agent fees .............................................        31,116
 Accounting fees .................................................        29,662
 Legal fees ......................................................        10,593
 Insurance fees ..................................................        10,415
 Auditing fees ...................................................        10,415
 Custodian fees ..................................................         9,656
 12b-1 distribution fees (Class Z) ...............................         8,261
 Registration expenses ...........................................         6,345
 Trustees fees ...................................................         5,582
 Report to shareholder expense ...................................         5,445
 Miscellaneous expenses ..........................................        13,535
                                                                     -----------
   Total expenses ................................................       534,622
 Expenses reimbursed (Note E) ....................................       (59,117)
                                                                     -----------
   Net expenses ..................................................       475,505
                                                                     -----------
Net investment income ............................................     2,344,515
                                                                     -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments ................................    (1,002,840)
 Net change in unrealized depreciation on investments ............    (7,084,245)
                                                                     -----------
 Net realized and unrealized loss on investments .................    (8,087,085)
                                                                     -----------
Decrease in net assets from operations ...........................   $(5,742,570)
                                                                     ===========

See accompanying notes to financial statements.

Balanced Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2002 (Unaudited) and the year ended June 30, 2002

                                                     For the           For the
                                                 Six Months Ended    Year Ended
                                                     12/31/02          6/30/02
                                                 ----------------   ------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income ......................      $  2,344,515     $  4,970,199
 Net realized loss on investments ...........        (1,002,840)      (1,967,104)
 Net change in unrealized appreciation/
     (depreciation) on investments ..........        (7,084,245)     (20,890,855)
                                                   ------------     ------------
 Decrease in net assets .....................        (5,742,570)     (17,887,760)
                                                   ------------     ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.....................        (2,327,019)      (4,759,418)
   Class Z shares............................          (102,665)        (198,417)
 From capital gains:
   Class McMorgan shares.....................           (13,633)      (4,714,300)
   Class Z shares............................              (723)        (222,463)
                                                   ------------     ------------
 Total dividends and distributions to
     shareholders ...........................        (2,444,040)      (9,894,598)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................         9,134,252       24,150,378
   Class Z shares............................           868,229        2,732,897
 Net asset value of shares issued to
     shareholders in reinvestment of dividends
     and distributions:
   Class McMorgan shares.....................         2,208,863        8,907,564
   Class Z shares............................           103,388          420,878
                                                   ------------     ------------
                                                     12,314,732       36,211,717
 Cost of shares redeemed:
   Class McMorgan shares.....................       (38,611,260)     (20,714,118)
   Class Z shares............................          (762,066)      (2,611,529)
                                                   ------------     ------------
 Increase (decrease) in net assets derived
     from capital share transactions ........       (27,058,594)      12,886,070
                                                   ------------     ------------
 Total decrease in net assets ...............       (35,245,204)     (14,896,288)
Net Assets:
 Beginning of period ........................       168,277,079      183,173,367
                                                   ------------     ------------
 End of period (including undistributed net
     investment income of $95,131 and
     $180,300, respectively).................      $133,031,875     $168,277,079
                                                   ============     ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds

Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                     For the         For the
                                                   Six Months      Six Months       For the         For the        For the
                                                      Ended           Ended        Year Ended     Year Ended      Year Ended
                                                   12/31/02 ++     12/31/02++       6/30/02         6/30/02        6/30/01
                                                 --------------    ----------    --------------   ----------    --------------
                                                 Class McMorgan      Class Z     Class McMorgan     Class Z     Class McMorgan
                                                 --------------    ----------    --------------   ----------    --------------
Net asset value, beginning of period .........      $  15.51         $15.51         $  18.15        $18.15         $  19.93
                                                    --------         ------         --------        ------         --------
  Income from investment operations:
  Net investment income.......................          0.24           0.21             0.48          0.43             0.52
  Net realized and unrealized gain (loss) on
   investments ...............................         (0.78)         (0.77)           (2.16)        (2.16)           (1.07)
                                                    --------         ------         --------        ------         --------
   Total from investment operations ..........         (0.54)         (0.56)           (1.68)        (1.73)           (0.55)
                                                    --------         ------         --------        ------         --------
  Less dividends and distributions:
  From net investment income..................         (0.25)         (0.23)           (0.48)        (0.43)           (0.53)
  From capital gains..........................         (0.00)(b)      (0.00)(b)        (0.48)        (0.48)           (0.70)
                                                    --------         ------         --------        ------         --------
   Total dividends and distributions .........         (0.25)         (0.23)           (0.96)        (0.91)           (1.23)
                                                    --------         ------         --------        ------         --------
Net asset value, end of period ...............      $  14.72         $14.72         $  15.51        $15.51         $  18.15
                                                    ========         ======         ========        ======         ========
Total return .................................         (3.46)%(a)     (3.58)%(a)       (9.65)%       (9.87)%          (2.84)%
Ratios/Supplemental Data:
  Net assets, end of period (in 000's)........      $126,336         $6,696         $161,436        $6,842         $175,681
  Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor .......................          0.68%+         0.93%+           0.67%         0.92%            0.65%
  Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor .......................          0.60%+         0.85%+           0.60%         0.85%            0.60%
  Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor ...........          2.94%+         2.69%+           2.70%         2.45%            2.69%
  Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor ...........          3.02%+         2.77%+           2.77%         2.52%            2.74%
  Portfolio turnover..........................         16.66%         16.66%           45.80%        45.80%           38.09%


                                                    For the         For the           For the          For the
                                                 Period Ended      Year Ended       Year Ended        Year Ended
                                                   6/30/01*         6/30/00           6/30/99          6/30/98
                                                 ------------    --------------   --------------    --------------
                                                    Class Z      Class McMorgan   Class McMorgan    Class McMorgan
                                                 ------------    --------------   --------------    --------------
Net asset value, beginning of period .........      $19.26          $  20.15         $  18.12          $ 15.30
                                                    ------          --------         --------          -------
  Income from investment operations:
  Net investment income.......................        0.21              0.55             0.50             0.47
  Net realized and unrealized gain (loss) on
   investments ...............................       (1.10)             0.07             2.10             2.82
                                                    ------          --------         --------          -------
   Total from investment operations ..........       (0.89)             0.62             2.60             3.29
                                                    ------          --------         --------          -------
  Less dividends and distributions:
  From net investment income..................       (0.22)            (0.55)           (0.50)           (0.47)
  From capital gains..........................          --             (0.29)           (0.07)              --
                                                    ------          --------         --------          -------
   Total dividends and distributions .........       (0.22)            (0.84)           (0.57)           (0.47)
                                                    ------          --------         --------          -------
Net asset value, end of period ...............      $18.15          $  19.93         $  20.15          $ 18.12
                                                    ======          ========         ========          =======
Total return .................................       (4.63)%(a)         3.17%           14.60%           21.76%
Ratios/Supplemental Data:
  Net assets, end of period (in 000's)........      $7,492          $165,066         $154,615          $93,201
  Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor .......................        0.90%+            0.64%            0.64%            0.74%
  Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor .......................        0.85%+            0.60%            0.60%            0.60%
  Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor ...........        2.44%+            2.73%            2.70%            2.87%
  Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor ...........        2.49%+            2.77%            2.74%            3.01%
  Portfolio turnover..........................       38.09%            22.44%           18.58%           20.73%

---------------
*    Class Z commenced operations on January 25, 2001.
(a)  Total return is not annualized.
(b)  Less than one cent per share.
+    Annualized.
++   Unaudited.

See accompanying notes to financial statements.

Equity Investment Fund
Portfolio of Investments
December 31, 2002 (Unaudited)

COMMON STOCKS 98.9%

                                                           Shares       Value
                                                           ---------------------
BUSINESS EQUIPMENT & SERVICES - 1.2%
Automatic Data Processing, Inc. .......................     31,900   $ 1,252,075
Electronic Data Systems Corp. .........................     23,350       430,340
Paychex, Inc. .........................................     23,900       666,810
                                                                     -----------
                                                                       2,349,225
                                                                     -----------
CAPITAL GOODS - 3.5%
Emerson Electric Co. ..................................     44,500     2,262,825
PPG Industries, Inc. ..................................     35,600     1,785,340
Tyco International, Ltd. ..............................    167,400     2,859,192
                                                                     -----------
                                                                       6,907,357
                                                                     -----------
CONSUMER DURABLES - 0.9%
Ford Motor Co. ........................................     91,760       853,368
General Motors Corp. ..................................     27,100       998,906
                                                                     -----------
                                                                       1,852,274
                                                                     -----------
CONSUMER NON-DURABLES - 7.9%
Anheuser-Busch Cos., Inc. .............................     36,800     1,781,120
Eastman Kodak Co. .....................................      5,950       208,488
Kimberly-Clark Corp. ..................................     25,700     1,219,979
PepsiCo, Inc. .........................................     60,650     2,560,643
Philip Morris Cos., Inc. ..............................    128,900     5,224,317
Procter & Gamble Co. (The) ............................     26,500     2,277,410
Sara Lee Corp. ........................................     96,400     2,169,964
                                                                     -----------
                                                                      15,441,921
                                                                     -----------
CONSUMER SERVICES - 2.5%
AOL Time Warner, Inc. (a) .............................    110,400     1,446,240
Comcast Corp. (a) .....................................     18,374       433,075
Knight-Ridder, Inc. ...................................     33,650     2,128,363
Walt Disney Co. (The) .................................     57,540       938,477
                                                                     -----------
                                                                       4,946,155
                                                                     -----------
ENERGY - 6.7%
BP PLC ADR (b) ........................................     52,350     2,128,028
Burlington Resources, Inc. ............................     20,700       882,855
ChevronTexaco Corp. ...................................     54,351     3,613,254
ExxonMobil Corp. ......................................    106,800     3,731,592
Royal Dutch Petroleum Co. ADR (b) .....................     22,900     1,008,058
Schlumberger Ltd. .....................................     42,350     1,782,511
                                                                     -----------
                                                                      13,146,298
                                                                     -----------


                                                           Shares       Value
                                                           ---------------------
FINANCIAL SERVICES - 20.7%
Allstate Corp. (The) ..................................     48,700   $ 1,801,413
American International Group, Inc. ....................     63,950     3,699,508
Bank of America Corp. .................................     89,275     6,210,862
Bank One Corp. ........................................     31,100     1,136,705
Chubb Corp. (The) .....................................     35,280     1,841,616
Citigroup, Inc. .......................................    221,508     7,794,867
Fannie Mae ............................................    111,300     7,159,929
JP Morgan Chase & Co. .................................    189,950     4,558,800
Travelers Property Casualty Class A (a) ...............      9,569       140,186
Travelers Property Casualty Class B (a) ...............     19,662       288,048
U.S. Bancorp ..........................................    110,779     2,350,730
Wachovia Corp. ........................................     70,700     2,576,308
Washington Mutual, Inc. ...............................     32,900     1,136,037
                                                                     -----------
                                                                      40,695,009
                                                                     -----------
HEALTH CARE - 16.3%
Baxter International, Inc. ............................     63,900     1,789,200
Bristol-Myers Squibb Co. ..............................     54,900     1,270,935
Cardinal Health, Inc. .................................     23,000     1,361,370
Genentech, Inc. (a) ...................................     44,550     1,477,278
HCA, Inc. .............................................     29,950     1,242,925
Johnson & Johnson .....................................     95,360     5,121,786
Lilly (Eli) & Co. .....................................     39,000     2,476,500
Merck & Co., Inc. .....................................     71,095     4,024,688
Pfizer, Inc. ..........................................    170,725     5,219,063
Pharmacia Corp. .......................................     57,900     2,420,220
Schering-Plough Corp. .................................     95,100     2,111,220
UnitedHealth Group, Inc. ..............................     35,200     2,939,200
Zimmer Holdings, Inc. (a) .............................     11,850       492,012
                                                                     -----------
                                                                      31,946,397
                                                                     -----------
MULTI-INDUSTRY - 5.4%
3M Co. ................................................     20,330     2,506,689
General Electric Co. ..................................    260,500     6,343,175
Honeywell International, Inc. .........................     69,900     1,677,600
                                                                     -----------
                                                                      10,527,464
                                                                     -----------
RAW MATERIALS - 2.4%
Alcoa, Inc. ...........................................     78,400     1,785,952
Dow Chemical Co. (The) ................................     46,300     1,375,110
E.I. du Pont de Nemours & Co. .........................     38,404     1,628,330
                                                                     -----------
                                                                       4,789,392
                                                                     -----------
RETAIL - 6.8%
Albertson's, Inc. .....................................     75,200     1,673,952
Costco Wholesale Corp. (a) ............................     35,850     1,005,951
Home Depot, Inc. (The) ................................     85,700     2,053,372
Kroger Co. (The) (a) ..................................     81,450     1,258,403
May Department Stores Co. (The) .......................     45,900     1,054,782
Penney (J.C.) Co., Inc. ...............................     33,200       763,932
Sears, Roebuck & Co. ..................................     46,650     1,117,267
Walgreen Co. ..........................................     64,600     1,885,674
Wal-Mart Stores, Inc. .................................     49,100     2,480,041
                                                                     -----------
                                                                      13,293,374
                                                                     -----------

See accompanying notes to financial statements.

                                                                 McMorgan Funds

                                                           Shares       Value
                                                           ---------------------
SHELTER - 0.3%
Georgia-Pacific Group .................................     31,500   $   509,040
                                                                     -----------
TECHNOLOGY - 17.1%
Agere Systems, Inc. Class A (a) .......................        716         1,031
Agere Systems, Inc. Class B (a) .......................     17,592        24,629
Agilent Technologies, Inc. (a) ........................     20,773       373,083
Applied Materials, Inc. (a) ...........................     59,900       780,497
BMC Software, Inc. (a) ................................     35,200       602,272
Cisco Systems, Inc. (a) ...............................    308,900     4,046,590
Comverse Technology, Inc. (a) .........................     43,400       434,868
Dell Computer Corp. (a) ...............................     49,100     1,312,934
EMC Corp. (a) .........................................    105,400       647,156
Hewlett-Packard Co. ...................................    188,909     3,279,460
Intel Corp. ...........................................    225,250     3,507,143
International Business Machines Corp. .................     80,400     6,231,000
JDS Uniphase Corp. (a) ................................     90,700       224,029
Lucent Technologies, Inc. (a) .........................     66,500        83,790
Microsoft Corp. (a) ...................................    131,300     6,788,210
Motorola, Inc. ........................................    147,350     1,274,577
Novellus Systems, Inc. (a) ............................     18,150       509,652
Parametric Technology Corp. (a) .......................     71,700       180,684
Solectron Corp. (a) ...................................     71,600       254,180
Teradyne, Inc. (a) ....................................      6,200        80,662
Texas Instruments, Inc. ...............................     81,300     1,220,313
VERITAS Software Corp. (a) ............................     79,530     1,242,259
Xilinx, Inc. (a) ......................................     16,700       344,020
                                                                     -----------
                                                                      33,443,039
                                                                     -----------
TRANSPORTATION - 0.5%
CSX Corp. .............................................     34,700       982,357
                                                                     -----------


                                                          Shares        Value
                                                          ----------------------
UTILITIES - 6.7%
AT&T Corp. ...........................................     11,360   $    296,610
AT&T Wireless Services, Inc. (a) .....................     18,117        102,361
El Paso Corp. ........................................     37,350        259,956
Entergy Corp. ........................................     35,200      1,604,768
Exelon Corp. .........................................     43,412      2,290,851
SBC Communications, Inc. .............................    120,595      3,269,330
TXU Corp. ............................................     38,900        726,652
Verizon Communications, Inc. .........................     66,162      2,563,778
Vodafone Group PLC ADR (b) ...........................    112,150      2,032,158
                                                                    ------------
                                                                      13,146,464
                                                                    ------------
Total Common Stocks
 (Cost $260,110,977) (c) .............................       98.9%   193,975,766
Cash and Other Assets,
 Less Liabilities ....................................        1.1      2,196,053
                                                          -------   ------------
Net Assets ...........................................      100.0%  $196,171,819
                                                          =======   ============
(a) Non-dividend paying stock.
(b) ADR-American Depositary Receipt.
(c) Aggregate cost for federal income tax purposes is $260,656,258 and net unrealized depreciation is as follows:
    Gross unrealized appreciation.....................              $ 10,858,489
    Gross unrealized depreciation.....................               (77,538,981)
                                                                    ------------
    Net unrealized depreciation.......................              $(66,680,492)
                                                                    ============

See accompanying notes to financial statements.

Equity Investment Fund
Statement of Assets and Liabilities
As of December 31, 2002 (Unaudited)

ASSETS:
 Investments in securities at value
   (cost $260,110,977) ..........................................   $193,975,766
 Cash-interest bearing accounts .................................      1,921,611
 Dividends and interest receivable ..............................        401,838
 Receivable for fund shares sold ................................         99,606
 Other assets ...................................................         16,325
                                                                    ------------
   Total assets .................................................    196,415,146
                                                                    ------------
LIABILITIES:
 Payable for fund shares redeemed ...............................         93,902
 Payable to Advisor, net ........................................         87,922
 Accrued expenses ...............................................         61,503
                                                                    ------------
   Total liabilities ............................................        243,327
                                                                    ------------
Net Assets ......................................................   $196,171,819
                                                                    ============
NET ASSETS CONSIST OF:
 Capital paid-in ................................................   $269,660,302
 Accumulated undistributed net investment income ................         29,011
 Accumulated net realized loss on investments ...................     (7,382,283)
 Net unrealized depreciation on investments .....................    (66,135,211)
                                                                    ------------
                                                                    $196,171,819
                                                                    ============
Net Assets:
 Class McMorgan .................................................   $184,747,875
 Class Z ........................................................     11,423,944
                                                                    ------------
                                                                    $196,171,819
                                                                    ============
Shares Outstanding:
 Class McMorgan .................................................     10,991,531
                                                                    ============
 Class Z ........................................................        679,821
                                                                    ============
Net asset value and redemption price per share:
 Class McMorgan .................................................   $      16.81
                                                                    ============
 Class Z ........................................................   $      16.80
                                                                    ============

Statement of Operations
For the six months ended December 31, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes
 of $8,164) .....................................................   $  2,107,974
Interest ........................................................          4,802
                                                                    ------------
 Total investment income ........................................      2,112,776
                                                                    ------------
Expenses:
 Investment advisory fees (Note E) ..............................        495,374
 Administration fees ............................................         56,165
 Transfer agent fees ............................................         34,708
 Accounting fees ................................................         33,482
 12b-1 distribution fees (Class Z) ..............................         14,520
 Insurance fees .................................................         12,988
 Legal fees .....................................................         12,935
 Auditing fees ..................................................         10,981
 Custodian fees .................................................          9,320
 Registration expenses ..........................................          7,521
 Trustees fees ..................................................          6,828
 Report to shareholder expense ..................................          6,325
 Miscellaneous expenses .........................................          3,349
                                                                    ------------
   Total expenses ...............................................        704,496
 Expenses reimbursed (Note E) ...................................              -
                                                                    ------------
   Net expenses .................................................        704,496
                                                                    ------------
Net investment income ...........................................      1,408,280
                                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments ...............................     (3,211,974)
 Net change in unrealized depreciation on
   investments ..................................................    (21,250,586)
                                                                    ------------
 Net realized and unrealized loss on investments ................    (24,462,560)
                                                                    ------------
Decrease in net assets from operations ..........................   $(23,054,280)
                                                                    ============

See accompanying notes to financial statements.

                                                                 McMorgan Funds
Equity Investment Fund
Statement of Changes in Net Assets
For the six months ended December 31, 2002 (Unaudited) and the year ended June 30, 2002

                                                     For the           For the
                                                 Six Months Ended    Year Ended
                                                     12/31/02          6/30/02
                                                 ----------------   ------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income ......................      $  1,408,280     $  2,128,868
 Net realized loss on investments ...........        (3,211,974)        (412,313)
 Net change in unrealized appreciation/
     (depreciation) on investments ..........       (21,250,586)     (51,907,999)
                                                   ------------     ------------
 Decrease in net assets .....................       (23,054,280)     (50,191,444)
                                                   ------------     ------------
Dividends and distributions to shareholders:
 From net investment income:
   Class McMorgan shares.....................        (1,407,357)      (1,900,256)
   Class Z shares............................           (73,284)        (102,419)
 From capital gains:
   Class McMorgan shares.....................                 -       (3,755,053)
   Class Z shares............................                 -         (283,384)
                                                   ------------     ------------
 Total dividends and distributions to
     shareholders ...........................        (1,480,641)      (6,041,112)
                                                   ------------     ------------
Capital share transactions:
 Net proceeds from sale of shares:
   Class McMorgan shares.....................        17,414,888       63,705,038
   Class Z shares............................         2,571,508        8,763,309
 Net asset value of shares issued to
     shareholders in reinvestment of
     dividends and distributions:
   Class McMorgan shares.....................         1,354,359        5,541,393
   Class Z shares............................            73,284          385,801
                                                   ------------     ------------
                                                     21,414,039       78,395,541
 Cost of shares redeemed:
   Class McMorgan shares.....................        (7,951,319)     (48,403,849)
   Class Z shares............................        (2,306,964)      (4,459,253)
                                                   ------------     ------------
 Increase in net assets derived from capital
     share transactions .....................        11,155,756       25,532,439
                                                   ------------     ------------
 Total decrease in net assets ...............       (13,379,165)     (30,700,117)
Net Assets:
 Beginning of period ........................       209,550,984      240,251,101
                                                   ------------     ------------
 End of period (including undistributed net
     investment income of $29,011 and
     $101,372, respectively).................      $196,171,819     $209,550,984
                                                   ============     ============

See accompanying notes to financial statements.

Equity Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                     For the         For the
                                                   Six Months      Six Months       For the         For the        For the
                                                      Ended           Ended        Year Ended     Year Ended      Year Ended
                                                   12/31/02 ++     12/31/02++       6/30/02         6/30/02        6/30/01
                                                 --------------    ----------    --------------   ----------    --------------
                                                 Class McMorgan      Class Z     Class McMorgan     Class Z     Class McMorgan
                                                 --------------    ----------    --------------   ----------    --------------
Net asset value, beginning of period .........      $  19.05         $ 19.05        $  24.57        $ 24.57        $  30.17
                                                    --------         -------        --------        -------        --------
  Income from investment operations:
  Net investment income.......................          0.12            0.10            0.21           0.15            0.19
  Net realized and unrealized gain (loss) on
   investments ...............................         (2.23)          (2.24)          (5.12)         (5.11)          (3.83)
                                                    --------         -------        --------        -------        --------
   Total from investment operations ..........         (2.11)          (2.14)          (4.91)         (4.96)          (3.64)
                                                    --------         -------        --------        -------        --------
  Less dividends and distributions:
  From net investment income..................         (0.13)          (0.11)          (0.20)         (0.15)          (0.20)
  From capital gains..........................             -               -           (0.41)         (0.41)          (1.76)
                                                    --------         -------        --------        -------        --------
   Total dividends and distributions .........         (0.13)          (0.11)          (0.61)         (0.56)          (1.96)
                                                    --------         -------        --------        -------        --------
Net asset value, end of period ...............      $  16.81         $ 16.80        $  19.05        $ 19.05        $  24.57
                                                    ========         =======        ========        =======        ========
Total return .................................        (11.07)%(a)     (11.25)%(a)     (20.34)%       (20.52)%        (12.44)%
Ratios/Supplemental Data:
  Net assets, end of period (in 000's)........      $184,748         $11,424        $196,914        $12,637        $228,606
  Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor .......................          0.70%+          0.95%+          0.71%          0.96%           0.69%
  Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor .......................          0.70%+          0.95%+          0.71%          0.96%           0.69%
  Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor ...........          1.44%+          1.19%+          0.95%          0.70%           0.69%
  Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor ...........          1.44%+          1.19%+          0.95%          0.70%           0.69%
  Portfolio turnover..........................          0.72%           0.72%          14.95%         14.95%          22.52%


                                                    For the         For the           For the          For the
                                                 Period Ended      Year Ended       Year Ended        Year Ended
                                                   6/30/01*         6/30/00           6/30/99          6/30/98
                                                 ------------    --------------   --------------    --------------
                                                    Class Z      Class McMorgan   Class McMorgan    Class McMorgan
                                                 ------------    --------------   --------------    --------------
Net asset value, beginning of period .........      $ 27.68         $  30.37         $  25.29          $  19.71
                                                    -------         --------         --------          --------
  Income from investment operations:
  Net investment income.......................         0.06             0.23             0.23              0.23
  Net realized and unrealized gain (loss) on
   investments ...............................        (3.10)            0.30             5.21              5.62
                                                    -------         --------         --------          --------
   Total from investment operations ..........        (3.04)            0.53             5.44              5.85
                                                    -------         --------         --------          --------
  Less dividends and distributions:
  From net investment income..................        (0.07)           (0.23)           (0.22)            (0.23)
  From capital gains..........................           --            (0.50)           (0.14)            (0.04)
                                                    -------         --------         --------          --------
   Total dividends and distributions .........        (0.07)           (0.73)           (0.36)            (0.27)
                                                    -------         --------         --------          --------
Net asset value, end of period ...............      $ 24.57         $  30.17         $  30.37          $  25.29
                                                    =======         ========         ========          ========
Total return .................................       (10.97)%(a)        1.80%           21.70%            29.89%
Ratios/Supplemental Data:
  Net assets, end of period (in 000's)........      $11,645         $260,033         $204,102          $128,541
  Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor .......................         0.94%+           0.67%            0.66%             0.75%
  Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor .......................         0.94%+           0.68%            0.75%             0.75%
  Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor ...........         0.44%+           0.78%            0.95%             1.05%
  Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor ...........         0.44%+           0.77%            0.86%             1.05%
  Portfolio turnover..........................        22.52%           13.68%            4.79%             0.57%

---------------
*    Class Z commenced operations on February 1, 2001.
(a)  Total return is not annualized.
+    Annualized.
++   Unaudited.


See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)                     December 31, 2002

Note (A) Significant Accounting Policies: McMorgan Funds (the "Trust"), is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware statutory trust (formerly business trust) on February 3, 1994. The Trust offers shares of beneficial interest (collectively, the "Shares") in the following series: McMorgan Principal Preservation Fund (the "Principal Preservation Fund"), McMorgan Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McMorgan Fixed Income Fund (the "Fixed Income Fund"), McMorgan Balanced Fund (the "Balanced Fund") and McMorgan Equity Investment Fund (the "Equity Investment Fund") (collectively, the "Funds"). The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund offer two classes of shares: McMorgan Funds Shares and Class Z Shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Principal Preservation Fund only offers the McMorgan Funds class of shares. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company LLC (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Funds' Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees.

   (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience a delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

   (3) Investment Income and Security Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

   (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under
   Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the six months ended December 31, 2002. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

   (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

   (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

The tax character of distributions paid during the years ended June 30, 2002 and June 30, 2001 was as follows:


                                                                                     Intermediate
                                                                                     Fixed Income                Fixed Income
                                                                                         Fund                        Fund
                                                                               -------------------------    -----------------------
                                                                                  2002           2001          2002         2001
                                                                              -----------    -----------    ----------   ----------
Distributions paid from:
 Ordinary income ..........................................................   $11,677,575    $10,896,569    $1,711,646   $1,488,531
 Long-term capital gain ...................................................       778,968              -             -            -
                                                                              -----------    -----------    ----------   ----------
                                                                              $12,456,543    $10,896,569    $1,711,646   $1,488,531
                                                                              ===========    ===========    ==========   ==========



                                                                                       Balanced               Equity Investment
                                                                                         Fund                        Fund
                                                                               ------------------------    ------------------------
                                                                                 2002           2001          2002          2001
                                                                              ----------    -----------    ----------   -----------
Distributions paid from:
 Ordinary income ..........................................................   $6,257,956    $ 4,903,462    $2,105,087   $ 1,867,295
 Long-term capital gain ...................................................    3,636,642      6,494,704     3,936,025    16,528,195
                                                                              ----------    -----------    ----------   -----------
                                                                              $9,894,598    $11,398,166    $6,041,112   $18,395,490
                                                                              ==========    ===========    ==========   ===========

                                                              December 31, 2002

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:


                                                     Intermediate
                                                     Fixed Income   Fixed Income
                                                         Fund           Fund
                                                     ------------   ------------
Undistributed ordinary income ...................     $  280,340      $ 61,426
Undistributed long-term gain (Capital loss
  carryforward)..................................         15,959       (99,814)
Unrealized appreciation .........................      2,845,369       308,182
                                                      ----------      --------
                                                      $3,141,668      $269,794
                                                      ==========      ========



                                                  Balanced     Equity Investment
                                                    Fund              Fund
                                                ------------   -----------------
Undistributed ordinary income ..............    $    180,300      $    101,372
Undistributed long-term gain ...............          14,376                 -
Unrealized appreciation ....................     (18,318,412)      (49,054,934)
                                                ------------      ------------
                                                $(18,123,736)     $(48,953,562)
                                                ============      ============


The difference between book basis and tax-basis unrealized appreciation is attributable primarily to paydowns, redemptions in kind and post-October losses.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends, in each calendar year, at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of June 30, 2002, the Funds realized capital losses during the period from November 1, 2001 through June 30, 2002 as shown below which are treated for federal income tax purposes as arising in the tax year ending June 30, 2003.

Intermediate Fixed Income Fund ....................................   $2,038,503
Fixed Income Fund .................................................      448,379
Balanced Fund .....................................................    3,052,926
Equity Investment Fund ............................................    3,625,028


On June 30, 2002, the following Funds had reclassifications between accumulated undistributed net investment income, capital paid-in, and accumulated net realized loss on investments as a result of paydown gain
(loss), in kind gain and other reclassifications.


                                                                        Increase (Decrease) in    Increase (Decrease)
                                                                              Accumulated           in Accumulated
                                                                             Undistributed           Net Realized       Increase in
                                                                            Net Investment              Loss on           Capital
                                                                                Income                Investments         Paid-in
                                                                        ----------------------    -------------------   -----------
Intermediate Fixed Income Fund......................................           $(11,906)              $    11,906        $       --
Balanced Fund.......................................................            (13,301)                   13,301                --
Equity Investment Fund..............................................            (24,821)               (2,877,896)        2,902,717




Net assets of the Funds were unaffected by the reclassifications discussed.

Note (C) Capital Share Transactions (in 000's): Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:


                                                PRINCIPAL PRESERVATION FUND
                                              ---------------------------------
                                                       Class McMorgan
                                              ---------------------------------
                                              Six Months Ended     Year Ended
                                             December 31, 2002    June 30, 2002
                                             -----------------    -------------
Shares sold ..............................         160,994           244,027
Shares issued in reinvestment of
  dividends and distributions.............           1,017             3,025
                                                  --------          --------
                                                   162,011           247,052
Shares redeemed ..........................        (129,544)         (216,331)
                                                  --------          --------
Net increase (decrease) ..................          32,467            30,721
                                                  ========          ========


                                                              INTERMEDIATE FIXED INCOME FUND       INTERMEDIATE FIXED INCOME FUND
                                                            ---------------------------------     ---------------------------------
                                                                      Class McMorgan                           Class Z
                                                            ---------------------------------     ---------------------------------
                                                             Six Months Ended     Year Ended      Six Months Ended    Period Ended
                                                            December 31, 2002    June 30, 2002    December 31, 2002   June 30, 2002
                                                            -----------------    -------------    -----------------   -------------
Shares sold ..............................                         1,069              2,713              593                464
Shares issued in reinvestment of
  dividends and distributions.............                           424              1,150                8                  6
                                                                  ------             ------             ----               ----
                                                                   1,493              3,863              601                470
Shares redeemed ..........................                        (1,722)            (7,989)            (479)              (280)
                                                                  ------             ------             ----               ----
Net increase (decrease) ..................                          (229)            (4,126)             122                190
                                                                  ======             ======             ====               ====


                                                                                       FIXED INCOME FUND
                                                             ----------------------------------------------------------------------
                                                                      Class McMorgan                           Class Z
                                                             ---------------------------------    ---------------------------------
                                                             Six Months Ended      Year Ended     Six Months Ended      Year Ended
                                                            December 31, 2002    June 30, 2002    December 31, 2002   June 30, 2002
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................           611                493               339                340
Shares issued in reinvestment of dividends and
  distributions..........................................            73                139                 9                 12
                                                                   ----               ----              ----               ----
                                                                    684                632               348                352
Shares redeemed .........................................          (274)              (595)             (245)              (223)
                                                                   ----               ----              ----               ----
Net increase ............................................           410                 37               103                129
                                                                   ====               ====              ====               ====


                                                                                         BALANCED FUND
                                                             ----------------------------------------------------------------------
                                                                      Class McMorgan                           Class Z
                                                             ---------------------------------    ---------------------------------
                                                             Six Months Ended      Year Ended     Six Months Ended      Year Ended
                                                            December 31, 2002    June 30, 2002    December 31, 2002   June 30, 2002
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................            620              1,409               59                156
Shares issued in reinvestment of dividends and
  distributions..........................................            151                528                7                 25
                                                                  ------             ------              ---               ----
                                                                     771              1,937               66                181
Shares redeemed .........................................         (2,595)            (1,208)             (52)              (153)
                                                                  ------             ------              ---               ----
Net increase (decrease) .................................         (1,824)               729               14                 28
                                                                  ======             ======              ===               ====


                                                                                     EQUITY INVESTMENT FUND
                                                             ----------------------------------------------------------------------
                                                                      Class McMorgan                           Class Z
                                                             ---------------------------------    ---------------------------------
                                                             Six Months Ended      Year Ended     Six Months Ended      Year Ended
                                                            December 31, 2002    June 30, 2002    December 31, 2002   June 30, 2002
                                                            -----------------    -------------    -----------------   -------------
Shares sold .............................................         1,043               2,874              150                372
Shares issued in reinvestment of dividends and
  distributions..........................................            80                 248                4                 17
                                                                  -----              ------             ----               ----
                                                                  1,123               3,122              154                389
Shares redeemed .........................................          (466)             (2,090)            (137)              (200)
                                                                  -----              ------             ----               ----
Net increase ............................................           657               1,032               17                189
                                                                  =====              ======             ====               ====

                                                              December 31, 2002

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended December 31, 2002 were:

                                                     Aggregate     Proceeds from
                                                     Purchases
                                                     ---------         Sales
                                                                   -------------
Intermediate Fixed Income Fund .................    $207,380,512    $202,353,196
Fixed Income Fund ..............................      24,588,303      18,425,914
Balanced Fund ..................................      25,176,274      38,162,789
Equity Investment Fund .........................      11,051,619       1,404,746


Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the McMorgan Funds Class of Principal Preservation Fund,
Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund, operating expenses which cause total expenses to exceed
0.30%, 0.50%, 0.50%, 0.60% and 0.75%, respectively. While the Advisor has not undertaken to limit the total annual operating expenses of the Class Z shares, the Advisory fee waiver would also apply to these shares. For the period July 1, 2002 through December 31, 2002, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $272,911: $98,951 for the Principal Preservation Fund; $46,540 for the Intermediate Fixed Income Fund; $68,303 for the Fixed Income Fund; and $59,117 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

Since January 1, 2000 through December 31, 2002, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $593,684; Intermediate Fixed Income Fund $149,535; Fixed Income Fund $307,736; Balanced Fund $331,332; and Equity Investment Fund $1,339.

The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Class Z Shares of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the applicable Fund will reimburse NYLIFE Distributors Inc. or a third party administrator for actual distributions and shareholder servicing expenses incurred, on an annual basis of 0.25% of each Fund's average daily net assets.

Note (F) Capital Loss Carryforward: As of June 30, 2002, the Funds had available for federal tax purposes unused capital loss carryforwards as follows:


                                                                 Expires in 2009
                                                                 ---------------
Fixed Income Fund ............................................       $99,814

Board of Trustees
Terry A. O'Toole
Walter B. Rose
Kenneth I. Rosenblum
S.D. Sicotte

Officers
Terry A. O'Toole, CEO and President
Patrick J. Farrell, CFO
Deane A. Nelson, Vice President and Secretary
Mark R. Taylor, Treasurer

Investment Advisor
McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, CA 94104

Custodian
The Bank of New York
48 Wall Street
New York, New York  10286

Underwriter
NYLIFE Distributors Inc.
169 Lackawanna Avenue
Parsippany, NJ  07054

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
1220 19th Street, NW, Suite 600
Washington, DC 20036

Shareholder Services
NYLIM Service Company LLC
169 Lackawanna Avenue
Parsippany, NJ 07054

Auditors
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA  19103

For Additional Information about McMorgan Funds call:
(800) 831-1994  (7AM to 5PM PST)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

[GRAPHIC OMITTED -- UNION BUG]